United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

811-21822

(Investment Company Act File Number)

Federated Hermes Managed Pool Series

_______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Hermes Funds

4000 Ericsson Drive

Warrendale, Pennsylvania 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

Peter J. Germain, Esquire

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 12/31/21

Date of Reporting Period: 12/31/21

The Registrant is filing this Amendment to the Certified Shareholder Report on Form N-CSR of Federated Hermes Corporate Bond Strategy Portfolio filed with the Securities and Exchange Commission on February 24, 2022.  The sole purpose of this filing is to correct a typographical error in the annual report. Revised certifications have also been appended.

Item 1.	Reports to Stockholders

Annual Shareholder Report
December 31, 2021

Ticker FCSPX

Federated Hermes Corporate Bond Strategy Portfolio

A Portfolio of Federated Hermes Managed Pool Series

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Management’s Discussion of Fund Performance (unaudited)
The total return of the Federated Hermes Corporate Bond Strategy Portfolio (the “Fund”), based on net asset value for the 12-month reporting period ended December 31, 2021, was -0.41%. The total return of the Bloomberg US Credit Index (BUSC),1 the Fund’s broad-based securities market index, was -1.08%, and the total return of the Baa component of the BUSC (BUSC-Baa),2 the benchmark against which the Fund is managed, was -0.40% for the same period. The Fund’s total return for the most recently completed fiscal year reflected actual cash flows, transaction costs and expenses, which were not reflected in the total return of the indexes.
During the reporting period, the most significant factors affecting the Fund’s performance relative to the BUSC-Baa were: (1) the allocation of the portfolio among securities of similar types of issuers (referred to as “sectors”); (2) individual security selection; and (3) duration,3 which is the sensitivity of the change in price of the portfolio to changes in interest rates.
The following discussion will focus on the Fund’s performance relative to the BUSC-Baa.
Market Overview
In 2021, the first half of the year was still focused on fighting the negative health and economic impacts associated with the Covid-19 pandemic. The first quarter included the passage of a $1.9 trillion fiscal stimulus package and the roll-out of Covid-19 vaccines. This fiscal stimulus and the re-opening of the U.S. economy led to improved economic activity. Economic activity in the first and second quarter were well above trend growth with Q1 and Q2 gross domestic product (GDP) of 6.3% and 6.7%, respectively. In addition, the unemployment rate declined from 6.7% at the start of 2021 to 5.9% at the end of June 2021. Despite the improvement in economic activity and the initial signs of increasing inflationary pressures in the economy, the U.S. Federal Reserve (the “Fed”) maintained its $120 billion per month asset purchase program. At the time, the Fed discounted the increase in inflation as just a “transitory” effect of the global pandemic. However, as the year progressed and the inflation readings continued to rise, the Fed eventually acknowledged the increase in inflation was no longer viewed as transitory. The Consumer Price Index ended the year at a decade-high of 6.8%, while the Fed’s preferred measure of inflation, the Core PCE Index, also ended the year at a decade-high of 4.7%. As a result, the Fed accelerated its original plan to taper its asset purchase program to ensure all purchases were to be completed in March 2022. In addition, the hawkish pivot by the Fed at the end of the year was reflected in their latest Summary of Economic Projections (SEP) which indicates three rate hikes each in 2022 and 2023 and two more in 2024, leaving the federal funds rate at 2.1% at year-end 2024.
The improvement in economic activity, higher inflation expectations, and the expectation of the removal of the Fed’s accommodative monetary policy led to higher U.S. Treasury rates across the curve in 2021. In the first six months of the reporting period, U.S. Treasury rates increased for all maturities of two years and longer. However, in the second half of the year, the U.S. Treasury curve “bear flattened” with short-term rates up more than longer-term rates as investors began to price in the initialization of a future Fed rate-hiking cycle. For the entire year, the BUSC-Baa total return was -0.40% compared to -2.32% for the Bloomberg US Treasury Index.4
The negative 2021 total return on the BUSC-Baa was due primarily to higher Treasury rates. The negative price impact from higher U.S. Treasuries was partially offset by tighter credit spreads. The Option Adjusted Spread (OAS) volatility in the year was relatively muted. The OAS of the BUSC-Baa began the year at 124 basis points, declined to a low of 103 basis points in June, and then finished the year at 115 basis points.
sector
Sector allocation was a slightly negative contributor to the Fund’s performance relative to the BUSC-Baa during the reporting period. Overweight positions in the Automobile, Diversified Manufacturing and Integrated Energy sectors, and underweight positions to the Banking and Sovereign sectors, were positive contributors to Fund performance. These positives were partially offset by the negative contributions from underweight positions in the Chemical, Local Authority and Oil Field Services Sectors.
Security selection
In total, individual security selection varied widely in terms of relative contribution to the Fund and combined to have no material impact on the relative performance of the Fund during the reporting period. Some of the best performing bonds for the Fund in 2021 were from issuers such as HCA Healthcare Inc., the Government of Peru, Kraft Heinz Company and Energy Transfer, L.P. In addition, the lack of exposure to the Government of Panama, the Government of the Philippines, PG&E Corp. and McDonalds Corp. also contributed positively to security selection. The worst performing selections were from the following issuers: AT&T Inc., Emera Inc., Alimentation Couche-Tard, Inc. and AbbVie, Inc.
Annual Shareholder Report
1

Duration
The Fund’s overall duration positioning had no material impact to the Fund’s performance relative to the BUSC-Baa. However, during the reporting period the Fund used U.S. Treasury futures contracts5 to help manage the duration of the Fund. These future positions had a negative impact on the Fund’s relative performance for the reporting period.

 Please see the footnotes to the line graphs below for definitions of, and further information about, the BUSC.
2
 Please see the footnotes to the line graphs below for definitions of, and further information about, the BUSC-Baa.
3
 Duration is a measure of a security’s price sensitivity to changes in interest rates. Securities with longer durations are more sensitive to changes in interest rates than securities of shorter durations.
4
 The Bloomberg US Treasury Index measures U.S. dollar-denominated, fixed-rate, nominal debt issued by the U.S. Treasury with 1 year or more to maturity. The index is unmanaged, and it is not possible to invest directly in an index.
5
 The Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional instruments.
Annual Shareholder Report

FUND PERFORMANCE AND GROWTH OF A $10,000 INVESTMENT
The graph below illustrates the hypothetical investment of $10,0001 in the Federated Hermes Corporate Bond Strategy Portfolio (the “Fund”) from December 31, 2011 to December 31, 2021, compared to the Bloomberg US Credit Index (BUSC)2 and the Baa component of the Bloomberg US Credit Index (BUSC-Baa).3 The Average Annual Total Return table below shows returns averaged over the stated periods.
Growth of a $10,000 Investment
Growth of $10,000 as of December 31, 2021

Average Annual Total Returns for the Period Ended 12/31/2021
	1 Year	5 Years	10 Years
Fund	-0.41%	6.39%	5.61%
BUSC	-1.08%	5.05%	4.45%
BUSC-Baa	-0.40%	5.77%	5.08%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

 The Fund’s performance assumes the reinvestment of all dividends and distributions. The BUSC and BUSC-Baa have been adjusted to reflect reinvestment of dividends on securities in an index.

 The BUSC is composed of all publicly issued, fixed-rate, nonconvertible, investment-grade corporate debt and a non-corporate component that includes foreign agencies, sovereigns, supranationals and local authorities. Issues are rated at least “Baa” by Moody’s Investors Service or “BBB” by Standard & Poor’s, if unrated by Moody’s. Effective August 24, 2021, the name of the index changed from “Bloomberg Barclays US Credit Index” to “Bloomberg US Credit Index.” The index is not adjusted to reflect sales loads, expenses or other fees that the Securities and Exchange Commission (SEC) requires to be reflected in the Fund’s performance. The index is unmanaged and, unlike the Fund, is not affected by cash flows. It is not possible to invest directly in an index.
3
 The BUSC-Baa is a component of the BUSC comprised of corporate bonds or securities represented by the following sectors: industrial, utility and finance, including both U.S. and non-U.S. corporations and non-corporate bonds or securities represented by the following sectors: sovereign, supranational, foreign agencies and foreign local governments. The index is not adjusted to reflect sales loads, expenses or other fees that the SEC requires to be reflected in the Fund’s performance. The index is unmanaged and, unlike the Fund, is not affected by cash flows. It is not possible to invest directly in an index.
Annual Shareholder Report

Portfolio of Investments Summary Table (unaudited)
At December 31, 2021, the Fund’s portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
Corporate Bonds	93.4%
Foreign Government/Agency	2.9%
Cash Equivalents[2]	3.0%
Securities Lending Collateral[3]	1.3%
Derivative Contracts[4,5]	0.0%
Other Assets and Liabilities—Net[6]	(0.6)%
TOTAL	100%

1	See the Fund’s Prospectus and Statement of Additional Information for a description of these security types.
2	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
3	Represents cash collateral received for portfolio securities on loan that may be invested in affiliated money market funds, other money market instruments and/or repurchase agreements.
4
Based upon net unrealized appreciation (depreciation) or value of the derivative contracts as applicable. Derivative contracts may consist of futures, forwards, options and swaps. The impact of a derivative contract on the Fund’s performance may be larger than its unrealized appreciation (depreciation) or value may indicate. In many cases, the notional value or amount of a derivative contract may provide a better indication of the contract’s significance to the portfolio. More complete information regarding the Fund’s direct investments in derivative contracts, including unrealized appreciation (depreciation), value and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this Report.

5	Represents less than 0.1%.
6	Assets, other than investments in securities and derivative contracts, less liabilities. See Statement of Assets and Liabilities.
Annual Shareholder Report

Portfolio of Investments
December 31, 2021
Principal Amount or Shares			Value
		CORPORATE BONDS—93.4%
		Basic Industry - Chemicals—0.4%
$ 90,000		Albemarle Corp., 4.150%, 12/1/2024	$ 96,451
90,000		Albemarle Corp., Sr. Unsecd. Note, 5.450%, 12/1/2044	117,504
200,000		RPM International, Inc., Sr. Unsecd. Note, 4.550%, 3/1/2029	226,858
300,000		RPM International, Inc., Sr. Unsecd. Note, 5.250%, 6/1/2045	386,914
		TOTAL	827,727
		Basic Industry - Metals & Mining—1.7%
600,000	[1]	Anglo American Capital PLC, Sr. Unsecd. Note, 144A, 2.875%, 3/17/2031	597,806
400,000		Anglo American Capital PLC, Sr. Unsecd. Note, 144A, 3.625%, 9/11/2024	420,148
235,000		AngloGold Ashanti Holdings PLC, Sr. Note, 6.500%, 4/15/2040	286,477
40,000		Carpenter Technology Corp., Sr. Unsecd. Note, 4.450%, 3/1/2023	41,004
400,000		Glencore Funding LLC, Sr. Unsecd. Note, 144A, 1.625%, 4/27/2026	392,832
350,000		Glencore Funding LLC, Sr. Unsecd. Note, 144A, 2.625%, 9/23/2031	340,487
200,000		Glencore Funding LLC, Sr. Unsecd. Note, 144A, 3.375%, 9/23/2051	193,077
225,000		Reliance Steel & Aluminum Co., Sr. Unsecd. Note, 4.500%, 4/15/2023	232,961
250,000		Southern Copper Corp., Sr. Unsecd. Note, 6.750%, 4/16/2040	350,249
170,000		Worthington Industries, Inc., Sr. Unsecd. Note, 4.300%, 8/1/2032	188,613
105,000		Worthington Industries, Inc., Sr. Unsecd. Note, 4.550%, 4/15/2026	115,180
		TOTAL	3,158,834
		Basic Industry - Paper—0.1%
100,000		Weyerhaeuser Co., Sr. Unsecd. Note, 7.375%, 3/15/2032	140,859
		Capital Goods - Aerospace & Defense—4.4%
230,000		BAE Systems Holdings, Inc., Sr. Unsecd. Note, 144A, 3.850%, 12/15/2025	246,745
500,000		BAE Systems PLC, Sr. Unsecd. Note, 144A, 3.000%, 9/15/2050	488,120
360,000		Boeing Co., Sr. Unsecd. Note, 2.196%, 2/4/2026	360,207
300,000		Boeing Co., Sr. Unsecd. Note, 2.700%, 2/1/2027	305,252
995,000		Boeing Co., Sr. Unsecd. Note, 2.950%, 2/1/2030	1,014,839
425,000		Boeing Co., Sr. Unsecd. Note, 3.250%, 2/1/2035	428,951
745,000		Boeing Co., Sr. Unsecd. Note, 3.950%, 8/1/2059	776,232
500,000		Boeing Co., Sr. Unsecd. Note, 4.508%, 5/1/2023	522,381
175,000		Boeing Co., Sr. Unsecd. Note, 5.705%, 5/1/2040	225,096
360,000		Embraer Netherlands BV, Sr. Unsecd. Note, 5.050%, 6/15/2025	372,571
100,000		Embraer SA, Sr. Unsecd. Note, 5.150%, 6/15/2022	101,455
170,000		Hexcel Corp., Sr. Unsecd. Note, 4.200%, 2/15/2027	182,661
740,000		Huntington Ingalls Industries, Inc., Sr. Unsecd. Note, 3.483%, 12/1/2027	784,372
125,000		Leidos, Inc., Sr. Unsecd. Note, Series WI, 3.625%, 5/15/2025	133,191
350,000		Leidos, Inc., Sr. Unsecd. Note, Series WI, 4.375%, 5/15/2030	390,444
600,000		Raytheon Technologies Corp., Sr. Unsecd. Note, 4.125%, 11/16/2028	671,724
350,000		Raytheon Technologies Corp., Sr. Unsecd. Note, 4.150%, 5/15/2045	408,909
136,000	[2]	Textron Financial Corp., Jr. Sub. Note, 144A, 1.891% (3-month USLIBOR +1.735%), 2/15/2042	116,960
370,000		Textron, Inc., Sr. Unsecd. Note, 2.450%, 3/15/2031	364,105
50,000		Textron, Inc., Sr. Unsecd. Note, 4.300%, 3/1/2024	52,796
		TOTAL	7,947,011
		Capital Goods - Building Materials—1.1%
100,000		Allegion PLC, Sr. Unsecd. Note, 3.500%, 10/1/2029	106,390
125,000		Allegion US Holdings Co., Inc., Sr. Unsecd. Note, 3.200%, 10/1/2024	130,077
620,000		Allegion US Holdings Co., Inc., Sr. Unsecd. Note, 3.550%, 10/1/2027	657,915
235,000		Carrier Global Corp., Sr. Unsecd. Note, 2.700%, 2/15/2031	238,973
Annual Shareholder Report

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Capital Goods - Building Materials—continued
$ 115,000	Carrier Global Corp., Sr. Unsecd. Note, 2.722%, 2/15/2030	$ 117,570
500,000	Carrier Global Corp., Sr. Unsecd. Note, 3.577%, 4/5/2050	533,074
170,000	Masco Corp., Sr. Unsecd. Note, 4.500%, 5/15/2047	204,456
	TOTAL	1,988,455
	Capital Goods - Construction Machinery—1.5%
885,000	Ashtead Capital, Inc., Sr. Unsecd. Note, 144A, 2.450%, 8/12/2031	862,687
450,000	CNH Industrial Capital America LLC, Sr. Unsecd. Note, 1.450%, 7/15/2026	440,819
480,000	CNH Industrial NV, Sr. Unsecd. Note, Series MTN, 3.850%, 11/15/2027	522,949
895,000	Weir Group PLC/The, Sr. Unsecd. Note, 144A, 2.200%, 5/13/2026	883,388
	TOTAL	2,709,843
	Capital Goods - Diversified Manufacturing—1.5%
815,000	Lennox International, Inc., Sr. Unsecd. Note, 1.700%, 8/1/2027	801,493
155,000	Otis Worldwide Corp., Sr. Unsecd. Note, Series WI, 2.565%, 2/15/2030	157,378
300,000	Roper Technologies, Inc., Sr. Unsecd. Note, 1.400%, 9/15/2027	291,348
110,000	Roper Technologies, Inc., Sr. Unsecd. Note, 2.950%, 9/15/2029	113,891
60,000	Roper Technologies, Inc., Sr. Unsecd. Note, 3.850%, 12/15/2025	64,758
245,000	Roper Technologies, Inc., Sr. Unsecd. Note, 4.200%, 9/15/2028	275,281
390,000	Valmont Industries, Inc., 5.250%, 10/1/2054	498,808
80,000	Valmont Industries, Inc., Sr. Unsecd. Note, 5.000%, 10/1/2044	99,122
160,000	Wabtec Corp., Sr. Unsecd. Note, 3.200%, 6/15/2025	166,657
285,000	Xylem, Inc., Sr. Unsecd. Note, 2.250%, 1/30/2031	282,805
	TOTAL	2,751,541
	Capital Goods - Packaging—0.4%
180,000	Packaging Corp., of America, Sr. Unsecd. Note, 3.650%, 9/15/2024	190,250
220,000	Sonoco Products Co., Sr. Unsecd. Note, 5.750%, 11/1/2040	296,629
120,000	WestRock Co., Sr. Unsecd. Note, 4.000%, 3/1/2023	123,253
150,000	WestRock Co., Sr. Unsecd. Note, Series WI, 4.000%, 3/15/2028	165,914
	TOTAL	776,046
	Communications - Cable & Satellite—1.8%
440,000	CCO Safari II LLC, 6.484%, 10/23/2045	602,167
600,000	Charter Communications, Inc., 4.200%, 3/15/2028	657,619
380,000	Charter Communications Operating LLC, 5.375%, 5/1/2047	454,590
250,000	Charter Communications Operating, LLC/Charter Communications Operating Capital Corp., Sec. Fac. Bond, 3.850%, 4/1/2061	236,463
865,000	Charter Communications Operating, LLC/Charter Communications Operating Capital Corp., Term Loan - 1st Lien, 3.900%, 6/1/2052	869,073
165,000	Cox Communications, Inc., Sr. Unsecd. Note, 144A, 3.350%, 9/15/2026	175,330
300,000	Time Warner Cable, Inc., Company Guarantee, 5.500%, 9/1/2041	364,454
	TOTAL	3,359,696
	Communications - Media & Entertainment—3.0%
500,000	Discovery Communications LLC, Sr. Unsecd. Note, 4.650%, 5/15/2050	588,074
135,000	Fox Corp., Sr. Unsecd. Note, Series WI, 4.709%, 1/25/2029	154,228
375,000	Fox Corp., Sr. Unsecd. Note, Series WI, 5.576%, 1/25/2049	513,067
250,000	Grupo Televisa S.A., 6.625%, 3/18/2025	285,266
950,000	Grupo Televisa S.A., Sr. Unsecd. Note, 5.000%, 5/13/2045	1,123,923
300,000	Interpublic Group of Cos., Inc., Sr. Unsecd. Note, 2.400%, 3/1/2031	299,514
495,000	Interpublic Group of Cos., Inc., Sr. Unsecd. Note, 3.375%, 3/1/2041	510,366
300,000	Omnicom Group, Inc., Sr. Unsecd. Note, 2.450%, 4/30/2030	300,022
300,000	Omnicom Group, Inc., Sr. Unsecd. Note, 2.600%, 8/1/2031	304,331
200,000	Omnicom Group, Inc., Sr. Unsecd. Note, 3.650%, 11/1/2024	212,122
200,000	ViacomCBS, Inc., Sr. Unsecd. Note, 3.700%, 8/15/2024	211,870
Annual Shareholder Report

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Communications - Media & Entertainment—continued
$ 200,000	ViacomCBS, Inc., Sr. Unsecd. Note, 4.900%, 8/15/2044	$ 243,922
475,000	ViacomCBS, Inc., Sr. Unsecd. Note, 4.950%, 1/15/2031	566,480
190,000	ViacomCBS, Inc., Sr. Unsecd. Note, Series WI, 3.700%, 6/1/2028	206,248
	TOTAL	5,519,433
	Communications - Telecom Wireless—3.8%
450,000	American Tower Corp., Sr. Unsecd. Note, 1.450%, 9/15/2026	440,791
300,000	American Tower Corp., Sr. Unsecd. Note, 2.100%, 6/15/2030	289,193
300,000	American Tower Corp., Sr. Unsecd. Note, 3.100%, 6/15/2050	292,586
250,000	American Tower Corp., Sr. Unsecd. Note, 3.800%, 8/15/2029	272,245
100,000	American Tower Corp., Sr. Unsecd. Note, 4.400%, 2/15/2026	109,285
200,000	American Tower Corp., Sr. Unsecd. Note, 5.000%, 2/15/2024	215,312
280,000	Bell Canada, Sr. Unsecd. Note, 4.464%, 4/1/2048	347,283
300,000	Crown Castle International Corp., Sr. Unsecd. Note, 2.250%, 1/15/2031	292,639
400,000	Crown Castle International Corp., Sr. Unsecd. Note, 4.450%, 2/15/2026	438,196
200,000	Crown Castle International Corp., Sr. Unsecd. Note, 5.200%, 2/15/2049	257,239
300,000	TELUS Corp., Sr. Unsecd. Note, 2.800%, 2/16/2027	312,495
500,000	T-Mobile USA, Inc., Sec. Fac. Bond, 2.700%, 3/15/2032	503,644
600,000	T-Mobile USA, Inc., Sec. Fac. Bond, 3.875%, 4/15/2030	656,836
415,000	T-Mobile USA, Inc., Sec. Fac. Bond, 4.500%, 4/15/2050	486,418
550,000	T-Mobile USA, Inc., Sr. Sub. Note, 3.000%, 2/15/2041	537,966
230,000	Vodafone Group PLC, Sr. Unsecd. Note, 4.125%, 5/30/2025	248,699
350,000	Vodafone Group PLC, Sr. Unsecd. Note, 4.250%, 9/17/2050	405,039
580,000	Vodafone Group PLC, Sr. Unsecd. Note, 5.250%, 5/30/2048	757,276
	TOTAL	6,863,142
	Communications - Telecom Wirelines—6.7%
400,000	AT&T, Inc., Sr. Unsecd. Note, 0.900%, 3/25/2024	398,392
400,000	AT&T, Inc., Sr. Unsecd. Note, 1.700%, 3/25/2026	398,318
877,000	AT&T, Inc., Sr. Unsecd. Note, 2.550%, 12/1/2033	858,761
350,000	AT&T, Inc., Sr. Unsecd. Note, 2.750%, 6/1/2031	357,468
300,000	AT&T, Inc., Sr. Unsecd. Note, 3.500%, 6/1/2041	308,977
1,000,000	AT&T, Inc., Sr. Unsecd. Note, 3.650%, 6/1/2051	1,037,911
255,000	AT&T, Inc., Sr. Unsecd. Note, 3.850%, 6/1/2060	267,134
500,000	AT&T, Inc., Sr. Unsecd. Note, 4.300%, 2/15/2030	563,324
500,000	AT&T, Inc., Sr. Unsecd. Note, 4.350%, 3/1/2029	562,112
400,000	AT&T, Inc., Sr. Unsecd. Note, 5.450%, 3/1/2047	523,915
245,000	AT&T, Inc., Sr. Unsecd. Note, 6.375%, 3/1/2041	346,935
545,000	AT&T, Inc., Sr. Unsecd. Note, Series WI, 5.300%, 8/15/2058	707,972
400,000	Telefonica Emisiones SAU, Sr. Unsecd. Note, 4.895%, 3/6/2048	482,285
180,000	Telefonica Emisiones SAU, Sr. Unsecd. Note, 5.213%, 3/8/2047	224,015
240,000	Telefonica Emisiones SAU, Sr. Unsecd. Note, 5.520%, 3/1/2049	313,172
40,000	Telefonica SA, Company Guarantee, 7.045%, 6/20/2036	57,138
680,000	Verizon Communications, Inc., Sr. Unsecd. Note, 1.450%, 3/20/2026	677,178
400,000	Verizon Communications, Inc., Sr. Unsecd. Note, 2.550%, 3/21/2031	403,979
1,785,000	Verizon Communications, Inc., Sr. Unsecd. Note, 3.400%, 3/22/2041	1,872,125
30,000	Verizon Communications, Inc., Sr. Unsecd. Note, 4.000%, 3/22/2050	34,539
750,000	Verizon Communications, Inc., Sr. Unsecd. Note, 4.125%, 3/16/2027	834,271
390,000	Verizon Communications, Inc., Sr. Unsecd. Note, 4.125%, 8/15/2046	453,451
500,000	Verizon Communications, Inc., Sr. Unsecd. Note, Series WI, 1.680%, 10/30/2030	475,564
	TOTAL	12,158,936
Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Consumer Cyclical - Automotive—4.8%
$ 650,000		Daimler Trucks Financial NA, Sr. Unsecd. Note, 144A, 2.000%, 12/14/2026	$ 653,164
175,000		Daimler Trucks Financial NA, Sr. Unsecd. Note, 144A, 2.375%, 12/14/2028	175,940
250,000		Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 3.339%, 3/28/2022	250,747
250,000		Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 3.350%, 11/1/2022	253,454
200,000		General Motors Co., Sr. Unsecd. Note, 4.000%, 4/1/2025	214,137
455,000		General Motors Co., Sr. Unsecd. Note, 5.200%, 4/1/2045	564,249
110,000		General Motors Co., Sr. Unsecd. Note, 6.750%, 4/1/2046	157,582
750,000		General Motors Financial Co., Inc., Sr. Unsecd. Note, 1.500%, 6/10/2026	738,683
750,000		General Motors Financial Co., Inc., Sr. Unsecd. Note, 2.400%, 4/10/2028	753,656
50,000		General Motors Financial Co., Inc., Sr. Unsecd. Note, 2.700%, 8/20/2027	50,898
400,000		General Motors Financial Co., Inc., Sr. Unsecd. Note, 3.950%, 4/13/2024	421,119
250,000		General Motors Financial Co., Inc., Sr. Unsecd. Note, 4.300%, 7/13/2025	269,708
300,000		General Motors Financial Co., Inc., Unsecd. Note, 3.500%, 11/7/2024	315,158
600,000		Hyundai Capital America, Sr. Unsecd. Note, 144A, 1.000%, 9/17/2024	589,986
235,000		Hyundai Capital America, Sr. Unsecd. Note, 144A, 2.375%, 2/10/2023	238,317
380,000		Hyundai Capital America, Sr. Unsecd. Note, 144A, 2.375%, 10/15/2027	378,281
1,200,000		Nissan Motor Acceptance Company LLC., Sr. Unsecd. Note, 144A, 1.850%, 9/16/2026	1,172,050
400,000		Stellantis Finance US, Inc., 144A, 1.711%, 1/29/2027	393,396
400,000		Stellantis Finance US, Inc., Sr. Unsecd. Note, 144A, 2.691%, 9/15/2031	393,778
470,000		Stellantis N.V., Sr. Unsecd. Note, 5.250%, 4/15/2023	493,570
200,000		Volkswagen Group of America Finance LLC, Sr. Unsecd. Note, 144A, 4.250%, 11/13/2023	211,292
		TOTAL	8,689,165
		Consumer Cyclical - Retailers—3.6%
150,000		Advance Auto Parts, Inc., Sr. Unsecd. Note, 1.750%, 10/1/2027	145,880
675,000		Advance Auto Parts, Inc., Sr. Unsecd. Note, Series WI, 3.900%, 4/15/2030	737,268
600,000		Alimentation Couche-Tard, Inc., Sr. Unsecd. Note, 144A, 3.800%, 1/25/2050	650,843
540,000		AutoNation, Inc., Sr. Unsecd. Note, 2.400%, 8/1/2031	521,422
130,000		AutoNation, Inc., Sr. Unsecd. Note, 4.500%, 10/1/2025	141,541
215,000		AutoNation, Inc., Sr. Unsecd. Note, 4.750%, 6/1/2030	245,857
55,000		AutoZone, Inc., Sr. Unsecd. Note, 3.125%, 4/21/2026	58,146
345,000		AutoZone, Inc., Sr. Unsecd. Note, 4.000%, 4/15/2030	386,422
400,000		CVS Health Corp., Sr. Unsecd. Note, 2.875%, 6/1/2026	418,185
50,000		CVS Health Corp., Sr. Unsecd. Note, 3.875%, 7/20/2025	53,778
880,000		CVS Health Corp., Sr. Unsecd. Note, 5.050%, 3/25/2048	1,152,573
520,000		CVS Health Corp., Sr. Unsecd. Note, 5.125%, 7/20/2045	677,521
300,000		Dollar General Corp., Sr. Unsecd. Note, 4.125%, 5/1/2028	333,714
310,000		Dollar General Corp., Sr. Unsecd. Note, 4.150%, 11/1/2025	337,129
610,000	[1]	O’Reilly Automotive, Inc., Sr. Unsecd. Note, 1.750%, 3/15/2031	577,893
160,000		O’Reilly Automotive, Inc., Sr. Unsecd. Note, 4.200%, 4/1/2030	180,381
		TOTAL	6,618,553
		Consumer Cyclical - Services—0.8%
200,000	[1]	Alibaba Group Holding Ltd., Sr. Unsecd. Note, 2.125%, 2/9/2031	193,290
235,000		Booking Holdings, Inc., Sr. Unsecd. Note, 4.625%, 4/13/2030	274,872
350,000		Expedia Group, Inc., Sr. Unsecd. Note, 3.800%, 2/15/2028	374,511
250,000		Expedia Group, Inc., Sr. Unsecd. Note, 144A, 6.250%, 5/1/2025	282,247
350,000		Expedia Group, Inc., Sr. Unsecd. Note, Series WI, 2.950%, 3/15/2031	349,865
		TOTAL	1,474,785
		Consumer Non-Cyclical - Food/Beverage—7.1%
500,000		Anheuser-Busch Cos LLC/Anheuser-Busch InBev Worldwide, Inc., Sr. Unsecd. Note, 3.650%, 2/1/2026	537,283
1,000,000		Anheuser-Busch Cos LLC/Anheuser-Busch InBev Worldwide, Inc., Sr. Unsecd. Note, 4.900%, 2/1/2046	1,266,846
Annual Shareholder Report

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Consumer Non-Cyclical - Food/Beverage—continued
$ 100,000	Anheuser-Busch InBev Finance, Inc., 4.900%, 2/1/2046	$ 125,841
300,000	Anheuser-Busch InBev Worldwide, Inc., Sr. Unsecd. Note, 4.350%, 6/1/2040	353,308
500,000	Anheuser-Busch InBev Worldwide, Inc., Sr. Unsecd. Note, 4.439%, 10/6/2048	599,116
350,000	Anheuser-Busch InBev Worldwide, Inc., Sr. Unsecd. Note, 4.500%, 6/1/2050	432,377
500,000	Anheuser-Busch InBev Worldwide, Inc., Sr. Unsecd. Note, 4.750%, 1/23/2029	582,493
125,000	Bacardi Ltd., Sr. Unsecd. Note, 144A, 2.750%, 7/15/2026	128,660
650,000	Coca-Cola European Partners PLC, Sr. Unsecd. Note, 144A, 1.500%, 1/15/2027	637,431
710,000	Conagra Brands, Inc., Sr. Unsecd. Note, 1.375%, 11/1/2027	678,643
250,000	Constellation Brands, Inc., Sr. Unsecd. Note, 5.250%, 11/15/2048	328,462
135,000	Flowers Foods, Inc., Sr. Unsecd. Note, 2.400%, 3/15/2031	133,248
210,000	Flowers Foods, Inc., Sr. Unsecd. Note, 3.500%, 10/1/2026	225,572
445,000	General Mills, Inc., Sr. Unsecd. Note, 3.000%, 2/1/2051	447,342
200,000	Grupo Bimbo S.A.B. de CV, Sr. Unsecd. Note, 144A, 3.875%, 6/27/2024	211,034
100,000	Grupo Bimbo S.A.B. de CV, Sr. Unsecd. Note, 144A, 4.500%, 1/25/2022	100,211
150,000	Heineken NV, Sr. Unsecd. Note, 144A, 4.350%, 3/29/2047	186,966
110,000	International Flavors & Fragrances, Inc., Sr. Unsecd. Note, 144A, 1.832%, 10/15/2027	108,068
300,000	International Flavors & Fragrances, Inc., Sr. Unsecd. Note, 144A, 2.300%, 11/1/2030	294,401
255,000	JDE Peet’s B.V., Sr. Unsecd. Note, 144A, 0.800%, 9/24/2024	250,013
250,000	Kerry Group Financial Services, Sr. Unsecd. Note, 144A, 3.200%, 4/9/2023	255,320
220,000	Keurig Dr Pepper, Inc., Sr. Unsecd. Note, 4.417%, 5/25/2025	239,533
250,000	Keurig Dr Pepper, Inc., Sr. Unsecd. Note, 5.085%, 5/25/2048	327,016
750,000	Kraft Heinz Foods Co., Sr. Unsecd. Note, 4.375%, 6/1/2046	880,162
190,000	McCormick & Co., Inc., Sr. Unsecd. Note, 1.850%, 2/15/2031	181,431
250,000	McCormick & Co., Inc., Sr. Unsecd. Note, 3.400%, 8/15/2027	269,109
500,000	Smithfield Foods, Inc., 144A, 2.625%, 9/13/2031	484,309
300,000	Smithfield Foods, Inc., Sr. Unsecd. Note, 144A, 3.000%, 10/15/2030	299,130
300,000	Smithfield Foods, Inc., Sr. Unsecd. Note, 144A, 4.250%, 2/1/2027	322,433
350,000	Smucker (J.M.) Co., Sr. Unsecd. Note, 2.375%, 3/15/2030	351,114
300,000	Smucker (J.M.) Co., Sr. Unsecd. Note, 3.500%, 3/15/2025	319,945
400,000	Sysco Corp., Sr. Unsecd. Note, 4.450%, 3/15/2048	472,210
200,000	Tyson Foods, Inc., 3.950%, 8/15/2024	212,730
585,000	Tyson Foods, Inc., Sr. Unsecd. Note, 3.550%, 6/2/2027	630,181
	TOTAL	12,871,938
	Consumer Non-Cyclical - Health Care—2.7%
350,000	Alcon Finance Corp., Sr. Unsecd. Note, 144A, 2.600%, 5/27/2030	353,610
220,000	Alcon Finance Corp., Sr. Unsecd. Note, 144A, 3.000%, 9/23/2029	229,913
55,000	Becton Dickinson & Co., Sr. Unsecd. Note, 3.734%, 12/15/2024	58,498
300,000	Becton Dickinson & Co., Sr. Unsecd. Note, 4.669%, 6/6/2047	379,209
204,000	Becton Dickinson & Co., Sr. Unsecd. Note, 4.685%, 12/15/2044	257,464
295,000	Danaher Corp., Sr. Unsecd. Note, 2.600%, 10/1/2050	282,072
125,000	Dentsply Sirona, Inc., Sr. Unsecd. Note, 3.250%, 6/1/2030	132,171
1,500,000	HCA, Inc., Sec. Fac. Bond, 3.500%, 7/15/2051	1,532,801
335,000	PerkinElmer, Inc., Sr. Unsecd. Note, 0.850%, 9/15/2024	330,434
255,000	PerkinElmer, Inc., Sr. Unsecd. Note, 1.900%, 9/15/2028	249,287
550,000	PerkinElmer, Inc., Sr. Unsecd. Note, 3.300%, 9/15/2029	582,720
500,000	Thermo Fisher Scientific, Inc., Sr. Unsecd. Note, 1.215%, 10/18/2024	499,717
	TOTAL	4,887,896
	Consumer Non-Cyclical - Pharmaceuticals—3.2%
955,000	AbbVie, Inc., Sr. Unsecd. Note, 3.200%, 11/21/2029	1,022,136
750,000	Amgen, Inc., Sr. Unsecd. Note, 2.450%, 2/21/2030	764,158
Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Consumer Non-Cyclical - Pharmaceuticals—continued
$ 185,000	[1]	Astrazeneca Finance LLC, Sr. Unsecd. Note, 2.250%, 5/28/2031	$ 186,497
300,000		AstraZeneca PLC, Sr. Unsecd. Note, 2.375%, 6/12/2022	301,917
500,000		AstraZeneca PLC, Sr. Unsecd. Note, 4.000%, 1/17/2029	565,165
300,000		Bayer US Finance II LLC, Sr. Unsecd. Note, 144A, 4.625%, 6/25/2038	350,938
300,000		Bayer US Finance II LLC, Sr. Unsecd. Note, 144A, 4.875%, 6/25/2048	369,596
600,000		Biogen, Inc., Sr. Unsecd. Note, 3.150%, 5/1/2050	578,327
790,000		Royalty Pharma PLC, Sr. Unsecd. Note, 1.750%, 9/2/2027	776,694
375,000		Takeda Pharmaceutical Co. Ltd., Sr. Unsecd. Note, 2.050%, 3/31/2030	367,643
500,000		Takeda Pharmaceutical Co. Ltd., Sr. Unsecd. Note, 3.025%, 7/9/2040	509,874
		TOTAL	5,792,945
		Consumer Non-Cyclical - Supermarkets—0.4%
300,000		Kroger Co., Bond, 6.900%, 4/15/2038	439,579
250,000		Kroger Co., Sr. Unsecd. Note, 3.950%, 1/15/2050	288,250
		TOTAL	727,829
		Consumer Non-Cyclical - Tobacco—1.8%
650,000		Altria Group, Inc., Sr. Unsecd. Note, 3.875%, 9/16/2046	630,194
200,000		Altria Group, Inc., Sr. Unsecd. Note, 4.800%, 2/14/2029	225,780
500,000		Altria Group, Inc., Sr. Unsecd. Note, 5.950%, 2/14/2049	625,287
325,000		Bat Capital Corp., Sr. Unsecd. Note, 2.259%, 3/25/2028	316,971
500,000		Bat Capital Corp., Sr. Unsecd. Note, Series WI, 3.557%, 8/15/2027	524,792
200,000		Bat Capital Corp., Sr. Unsecd. Note, Series WI, 4.540%, 8/15/2047	209,650
300,000		Reynolds American, Inc., Sr. Unsecd. Note, 5.850%, 8/15/2045	365,303
300,000		Reynolds American, Inc., Sr. Unsecd. Note, 7.000%, 8/4/2041	397,431
		TOTAL	3,295,408
		Energy - Independent—1.7%
250,000		Canadian Natural Resources Ltd., Sr. Unsecd. Note, 2.050%, 7/15/2025	252,609
590,000		Canadian Natural Resources Ltd., Sr. Unsecd. Note, 3.800%, 4/15/2024	619,130
390,000		Coterra Energy, Inc., Sr. Unsecd. Note, 144A, 3.900%, 5/15/2027	419,387
175,000		Coterra Energy, Inc., Sr. Unsecd. Note, 144A, 4.375%, 3/15/2029	195,699
685,000		Hess Corp., Sr. Unsecd. Note, 5.600%, 2/15/2041	847,368
200,000		Marathon Oil Corp., Sr. Unsecd. Note, 4.400%, 7/15/2027	219,230
500,000		Pioneer Natural Resources, Inc., Sr. Unsecd. Note, 2.150%, 1/15/2031	482,932
		TOTAL	3,036,355
		Energy - Integrated—1.4%
605,000	[1]	Cenovus Energy, Inc., Sr. Unsecd. Note, 3.750%, 2/15/2052	607,874
300,000		Cenovus Energy, Inc., Sr. Unsecd. Note, 4.250%, 4/15/2027	327,226
240,000		Husky Energy, Inc., Sr. Unsecd. Note, 4.400%, 4/15/2029	265,783
100,000		Petro-Canada, Bond, 5.350%, 7/15/2033	121,387
130,000		Petroleos Mexicanos, Sr. Unsecd. Note, 6.500%, 3/13/2027	138,854
470,000		Suncor Energy, Inc., Sr. Unsecd. Note, 2.800%, 5/15/2023	480,985
500,000		Suncor Energy, Inc., Sr. Unsecd. Note, 3.750%, 3/4/2051	537,912
		TOTAL	2,480,021
		Energy - Midstream—5.4%
130,000		Boardwalk Pipeline Partners LP, Sr. Unsecd. Note, 3.400%, 2/15/2031	134,457
400,000		Boardwalk Pipeline Partners LP, Sr. Unsecd. Note, 4.800%, 5/3/2029	448,587
100,000		Columbia Pipeline Group, Inc., Sr. Unsecd. Note, 4.500%, 6/1/2025	107,883
100,000		Columbia Pipeline Group, Inc., Sr. Unsecd. Note, 5.800%, 6/1/2045	132,559
50,000		Eastern Energy Gas Holdings, Sr. Unsecd. Note, Series B, 144A, 3.000%, 11/15/2029	51,665
65,000		Eastern Energy Gas Holdings, Sr. Unsecd. Note, Series C, 144A, 3.900%, 11/15/2049	72,465
725,000		Energy Transfer Operating, Sr. Unsecd. Note, 5.000%, 5/15/2050	836,285
Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Energy - Midstream—continued
$ 600,000		Energy Transfer Partners LP, Sr. Unsecd. Note, 4.900%, 2/1/2024	$ 635,154
250,000		Energy Transfer Partners LP, Sr. Unsecd. Note, 5.300%, 4/15/2047	290,377
250,000		Energy Transfer Partners LP, Sr. Unsecd. Note, 6.125%, 12/15/2045	311,655
550,000		Enterprise Products Operating LLC, Sr. Unsecd. Note, 3.700%, 1/31/2051	578,638
200,000		Enterprise Products Operating LLC, Sr. Unsecd. Note, 4.250%, 2/15/2048	226,934
500,000		Enterprise Products Operating LLC, Sr. Unsecd. Note, 4.850%, 3/15/2044	603,307
400,000		Kinder Morgan Energy Partners LP, 4.250%, 9/1/2024	426,708
495,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 6.375%, 3/1/2041	657,585
300,000		Kinder Morgan, Inc., 5.050%, 2/15/2046	360,428
300,000		Kinder Morgan, Inc., Sr. Unsecd. Note, 4.300%, 3/1/2028	333,628
350,000		MPLX LP, Sr. Unsecd. Note, 2.650%, 8/15/2030	348,809
395,000		MPLX LP, Sr. Unsecd. Note, 4.125%, 3/1/2027	432,468
200,000		MPLX LP, Sr. Unsecd. Note, 4.900%, 4/15/2058	230,892
80,000		MPLX LP, Sr. Unsecd. Note, Series WI, 4.250%, 12/1/2027	88,679
400,000		ONEOK, Inc., Sr. Unsecd. Note, 3.100%, 3/15/2030	407,852
500,000		ONEOK, Inc., Sr. Unsecd. Note, 4.950%, 7/13/2047	579,899
290,000		TC Pipelines, LP, Sr. Unsecd. Note, 3.900%, 5/25/2027	318,180
200,000		Texas Eastern Transmission LP, Sr. Unsecd. Note, 144A, 2.800%, 10/15/2022	202,198
290,000		Williams Partners LP, Sr. Unsecd. Note, 3.900%, 1/15/2025	308,391
650,000		Williams Partners LP, Sr. Unsecd. Note, 4.900%, 1/15/2045	780,637
		TOTAL	9,906,320
		Energy - Refining—1.5%
200,000		Marathon Petroleum Corp., Sr. Unsecd. Note, 3.625%, 9/15/2024	210,407
225,000		Marathon Petroleum Corp., Sr. Unsecd. Note, 4.750%, 9/15/2044	265,406
150,000		Marathon Petroleum Corp., Sr. Unsecd. Note, 6.500%, 3/1/2041	206,628
245,000		Phillips 66, Sr. Unsecd. Note, 1.300%, 2/15/2026	239,929
565,000		Phillips 66, Sr. Unsecd. Note, 4.875%, 11/15/2044	713,893
400,000		Valero Energy Corp., Sr. Unsecd. Note, 2.800%, 12/1/2031	399,194
140,000		Valero Energy Corp., Sr. Unsecd. Note, 4.000%, 4/1/2029	152,488
400,000	[1]	Valero Energy Corp., Sr. Unsecd. Note, 4.900%, 3/15/2045	473,453
		TOTAL	2,661,398
		Financial Institution - Banking—5.8%
410,000		Associated Banc-Corp., Sub. Note, 4.250%, 1/15/2025	434,707
400,000		Bank of America Corp., Sr. Unsecd. Note, 2.299%, 7/21/2032	393,711
200,000		Bank of America Corp., Sub. Note, Series L, 3.950%, 4/21/2025	213,948
575,000		Bank of America Corp., Sub. Note, Series L, 4.183%, 11/25/2027	629,554
800,000		Bank of America Corp., Sub. Note, Series MTN, 4.000%, 1/22/2025	855,015
500,000		Capital One Financial Corp., Sr. Unsecd. Note, 3.750%, 3/9/2027	541,629
255,000		Capital One Financial Corp., Sr. Unsecd. Note, 3.900%, 1/29/2024	268,470
480,000		Citigroup, Inc., 4.125%, 7/25/2028	527,239
250,000		Citigroup, Inc., 5.500%, 9/13/2025	282,984
750,000		Citigroup, Inc., Sub. Note, 3.875%, 3/26/2025	801,053
450,000		Citigroup, Inc., Sub. Note, 4.450%, 9/29/2027	502,137
580,000		Citizens Financial Group, Inc., Sub. Note, 2.638%, 9/30/2032	573,865
200,000		Comerica, Inc., 3.800%, 7/22/2026	216,212
200,000		Compass Bank, Birmingham, Sub. Note, Series BKNT, 3.875%, 4/10/2025	214,901
120,000		Fifth Third Bancorp, Sr. Unsecd. Note, 3.650%, 1/25/2024	125,772
200,000		Fifth Third Bancorp, Sr. Unsecd. Note, 3.950%, 3/14/2028	220,899
245,000		FNB Corp., (PA), Sr. Unsecd. Note, 2.200%, 2/24/2023	247,136
500,000		Goldman Sachs Group, Inc., 5.950%, 1/15/2027	589,820
Annual Shareholder Report

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Financial Institution - Banking—continued
$ 400,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, Series DMTN, 2.383%, 7/21/2032	$ 394,169
900,000	Goldman Sachs Group, Inc., Sub. Note, 4.250%, 10/21/2025	982,414
400,000	Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 2.239%, 7/21/2032	391,656
450,000	Morgan Stanley, Sub. Note, 5.000%, 11/24/2025	504,222
175,000	Morgan Stanley, Sub. Note, Series MTN, 4.100%, 5/22/2023	182,333
250,000	Synovus Bank GA, Sr. Unsecd. Note, 2.289%, 2/10/2023	250,202
200,000	Truist Bank, Sub. Note, Series BKNT, 3.300%, 5/15/2026	212,889
	TOTAL	10,556,937
	Financial Institution - Broker/Asset Mgr/Exchange—0.7%
575,000	Jefferies Group LLC, Sr. Unsecd. Note, 2.750%, 10/15/2032	569,513
200,000	Raymond James Financial, Inc., Sr. Unsecd. Note, 4.650%, 4/1/2030	232,159
300,000	Stifel Financial Corp., 4.250%, 7/18/2024	319,656
200,000	Stifel Financial Corp., Sr. Unsecd. Note, 4.000%, 5/15/2030	219,567
	TOTAL	1,340,895
	Financial Institution - Finance Companies—2.1%
500,000	AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust, Sr. Unsecd. Note, 2.450%, 10/29/2026	504,389
525,000	AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust, Sr. Unsecd. Note, 3.000%, 10/29/2028	532,832
1,300,000	AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust, Sr. Unsecd. Note, 3.400%, 10/29/2033	1,325,170
500,000	Discover Bank, Sr. Unsecd. Note, Series BKNT, 4.650%, 9/13/2028	567,828
811,000	GE Capital International Funding, Inc., Sr. Unsecd. Note, 4.418%, 11/15/2035	969,147
	TOTAL	3,899,366
	Financial Institution - Insurance - Health—0.6%
271,000	CIGNA Corp., Sr. Unsecd. Note, 3.750%, 7/15/2023	281,914
500,000	CIGNA Corp., Sr. Unsecd. Note, 4.125%, 11/15/2025	547,211
250,000	CIGNA Corp., Sr. Unsecd. Note, 4.900%, 12/15/2048	323,836
	TOTAL	1,152,961
	Financial Institution - Insurance - Life—1.1%
300,000	American International Group, Inc., 4.500%, 7/16/2044	370,337
255,000	American International Group, Inc., Sr. Unsecd. Note, 4.125%, 2/15/2024	270,904
400,000	American International Group, Inc., Sr. Unsecd. Note, 4.375%, 1/15/2055	492,042
75,000	AXA-UAP, Sub. Note, 8.600%, 12/15/2030	108,330
110,000	Lincoln National Corp., Sr. Note, 7.000%, 6/15/2040	168,058
400,000	Lincoln National Corp., Sr. Unsecd. Note, 3.050%, 1/15/2030	416,400
100,000	MetLife, Inc., Jr. Sub. Note, 10.750%, 8/1/2039	169,494
50,000	Penn Mutual Life Insurance Co., Sr. Note, 144A, 7.625%, 6/15/2040	73,603
	TOTAL	2,069,168
	Financial Institution - Insurance - P&C—0.7%
500,000	CNA Financial Corp., Sr. Unsecd. Note, 3.900%, 5/1/2029	553,927
120,000	Hartford Financial Services Group, Inc., Sr. Unsecd. Note, 6.625%, 4/15/2042	173,323
13,000	Liberty Mutual Group, Inc., Sr. Unsecd. Note, 144A, 4.250%, 6/15/2023	13,586
412,000	Liberty Mutual Group, Inc., Sr. Unsecd. Note, 144A, 4.569%, 2/1/2029	473,884
	TOTAL	1,214,720
	Financial Institution - REIT - Apartment—0.6%
160,000	Mid-America Apartment Communities LP, 4.000%, 11/15/2025	173,086
150,000	Mid-America Apartment Communities LP, Sr. Unsecd. Note, 3.750%, 6/15/2024	158,031
160,000	Mid-America Apartment Communities LP, Sr. Unsub. Note, 1.700%, 2/15/2031	152,991
50,000	Post Apartment Homes LP, Sr. Unsecd. Note, 3.375%, 12/1/2022	50,816
80,000	UDR, Inc., Sr. Unsecd. Note, 3.100%, 11/1/2034	83,109
200,000	UDR, Inc., Sr. Unsecd. Note, Series GMTN, 3.500%, 1/15/2028	214,738
Annual Shareholder Report

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Financial Institution - REIT - Apartment—continued
$ 250,000	UDR, Inc., Sr. Unsecd. Note, Series MTN, 2.100%, 8/1/2032	$ 238,292
	TOTAL	1,071,063
	Financial Institution - REIT - Healthcare—1.2%
375,000	Healthcare Trust of America, Sr. Unsecd. Note, 2.000%, 3/15/2031	355,278
245,000	Healthcare Trust of America, Sr. Unsecd. Note, 3.100%, 2/15/2030	253,171
365,000	Physicians Realty Trust, Sr. Unsecd. Note, 2.625%, 11/1/2031	364,959
300,000	Physicians Realty Trust, Sr. Unsecd. Note, 3.950%, 1/15/2028	328,020
325,000	Welltower, Inc., Sr. Unsecd. Note, 2.800%, 6/1/2031	331,592
500,000	Welltower, Inc., Sr. Unsecd. Note, 4.125%, 3/15/2029	559,744
	TOTAL	2,192,764
	Financial Institution - REIT - Office—1.0%
65,000	Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 1.875%, 2/1/2033	61,172
90,000	Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 3.950%, 1/15/2027	98,488
100,000	Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 3.950%, 1/15/2028	110,498
250,000	Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 4.900%, 12/15/2030	300,636
500,000	Boston Properties LP, Sr. Unsecd. Note, 2.900%, 3/15/2030	509,726
840,000	Piedmont Operating Partnership, LP, Sr. Unsecd. Note, 2.750%, 4/1/2032	823,360
	TOTAL	1,903,880
	Financial Institution - REIT - Other—0.5%
160,000	ProLogis LP, Sr. Unsecd. Note, 4.375%, 2/1/2029	183,236
240,000	WP Carey, Inc., Sr. Unsecd. Note, 2.400%, 2/1/2031	236,130
175,000	WP Carey, Inc., Sr. Unsecd. Note, 3.850%, 7/15/2029	192,877
300,000	WP Carey, Inc., Sr. Unsecd. Note, 4.600%, 4/1/2024	318,673
	TOTAL	930,916
	Financial Institution - REIT - Retail—0.8%
140,000	Kimco Realty Corp., Sr. Unsecd. Note, 2.800%, 10/1/2026	145,613
80,000	Kimco Realty Corp., Sr. Unsecd. Note, 3.400%, 11/1/2022	81,475
290,000	Kimco Realty Corp., Sr. Unsecd. Note, 3.800%, 4/1/2027	314,010
300,000	Regency Centers LP, Sr. Unsecd. Note, 3.700%, 6/15/2030	328,713
170,000	Regency Centers LP, Sr. Unsecd. Note, 4.125%, 3/15/2028	189,920
460,000	Tanger Properties LP, Sr. Unsecd. Note, 3.125%, 9/1/2026	475,968
	TOTAL	1,535,699
	Technology—7.7%
1,070,000	Broadcom, Inc., Sr. Unsecd. Note, 4.110%, 9/15/2028	1,174,064
190,000	Broadcom, Inc., Sr. Unsecd. Note, 4.150%, 11/15/2030	210,890
300,000	Broadcom, Inc., Sr. Unsecd. Note, 144A, 2.600%, 2/15/2033	292,899
310,000	Broadcom, Inc., Sr. Unsecd. Note, 144A, 3.137%, 11/15/2035	312,181
10,000	Broadcom, Inc., Sr. Unsecd. Note, 144A, 3.187%, 11/15/2036	9,998
450,000	Broadcom, Inc., Sr. Unsecd. Note, 144A, 3.469%, 4/15/2034	471,598
70,000	Broadcom, Inc., Sr. Unsecd. Note, 144A, 3.750%, 2/15/2051	73,359
900,000	CDW LLC/ CDW Finance, Sr. Unsecd. Note, 2.670%, 12/1/2026	923,832
250,000	Dell International LLC / EMC Corp., 4.000%, 7/15/2024	265,417
1,000,000	Dell International LLC / EMC Corp., 5.300%, 10/1/2029	1,173,347
500,000	Equifax, Inc., Sr. Unsecd. Note, 2.350%, 9/15/2031	493,786
205,000	Equifax, Inc., Sr. Unsecd. Note, 2.600%, 12/1/2024	212,052
250,000	Equifax, Inc., Sr. Unsecd. Note, Series 5Y, 3.950%, 6/15/2023	259,927
200,000	Experian Finance PLC., Sr. Unsecd. Note, 144A, 4.250%, 2/1/2029	222,373
135,000	Fidelity National Information Services, Inc., Sr. Unsecd. Note, 3.100%, 3/1/2041	136,564
375,000	Fiserv, Inc., Sr. Unsecd. Note, 3.500%, 7/1/2029	403,686
285,000	Fiserv, Inc., Sr. Unsecd. Note, 3.800%, 10/1/2023	298,033
Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Technology—continued
$ 450,000		Keysight Technologies, Inc., 4.550%, 10/30/2024	$ 486,853
155,000		Lam Research Corp., Sr. Unsecd. Note, 4.000%, 3/15/2029	173,705
765,000		Micron Technology, Inc., Sr. Unsecd. Note, 3.366%, 11/1/2041	786,653
200,000		Micron Technology, Inc., Sr. Unsecd. Note, 4.975%, 2/6/2026	222,660
350,000		Molex Electronics Technologies LLC, Unsecd. Note, 144A, 3.900%, 4/15/2025	367,391
850,000		Oracle Corp., Sr. Unsecd. Note, 1.650%, 3/25/2026	844,147
800,000		Oracle Corp., Sr. Unsecd. Note, 3.600%, 4/1/2050	784,822
1,000,000		Oracle Corp., Sr. Unsecd. Note, 3.650%, 3/25/2041	1,012,515
85,000		Skyworks Solutions, Inc., Sr. Unsecd. Note, 1.800%, 6/1/2026	84,227
160,000		Total System Services, Inc., Sr. Unsecd. Note, 4.450%, 6/1/2028	178,628
80,000		Total System Services, Inc., Sr. Unsecd. Note, 4.800%, 4/1/2026	88,900
220,000		Verisk Analytics, Inc., Sr. Unsecd. Note, 4.125%, 9/12/2022	225,035
150,000		Verisk Analytics, Inc., Sr. Unsecd. Note, 4.125%, 3/15/2029	167,393
160,000		VMware, Inc., Sr. Unsecd. Note, 1.400%, 8/15/2026	157,412
730,000	[1]	VMware, Inc., Sr. Unsecd. Note, 2.200%, 8/15/2031	717,796
335,000		Vontier Corp., Sr. Unsecd. Note, 144A, 1.800%, 4/1/2026	330,315
500,000		Vontier Corp., Sr. Unsecd. Note, 144A, 2.950%, 4/1/2031	495,992
		TOTAL	14,058,450
		Technology Services—0.8%
150,000		Fortinet, Inc., Sr. Unsecd. Note, 1.000%, 3/15/2026	145,439
710,000		Global Payments, Inc., Sr. Unsecd. Note, 1.200%, 3/1/2026	689,832
500,000		Global Payments, Inc., Sr. Unsecd. Note, 2.150%, 1/15/2027	502,274
95,000		Verisign, Inc., Sr. Unsecd. Note, 2.700%, 6/15/2031	95,612
		TOTAL	1,433,157
		Transportation - Airlines—0.4%
140,000		Southwest Airlines Co., Sr. Unsecd. Note, 4.750%, 5/4/2023	146,661
100,000		Southwest Airlines Co., Sr. Unsecd. Note, 5.125%, 6/15/2027	114,404
495,000		Southwest Airlines Co., Sr. Unsecd. Note, 5.250%, 5/4/2025	550,214
		TOTAL	811,279
		Transportation - Railroads—0.8%
100,000		Canadian Pacific Railway Co., 7.125%, 10/15/2031	139,388
225,000		Canadian Pacific Railway Co., Sr. Unsecd. Note, 1.750%, 12/2/2026	225,935
105,000		Canadian Pacific Railway Co., Sr. Unsecd. Note, 2.050%, 3/5/2030	103,610
195,000		Canadian Pacific Railway Co., Sr. Unsecd. Note, 3.000%, 12/2/2041	199,781
200,000		Canadian Pacific Railway Co., Sr. Unsecd. Note, 4.450%, 3/15/2023	206,723
305,000		Kansas City Southern Industries, Inc., Sr. Unsecd. Note, 3.000%, 5/15/2023	312,113
200,000		Kansas City Southern Industries, Inc., Sr. Unsecd. Note, 4.700%, 5/1/2048	250,155
		TOTAL	1,437,705
		Transportation - Services—2.1%
330,000		Enterprise Rent-A-Car USA Finance Co., Sr. Unsecd. Note, 144A, 5.625%, 3/15/2042	447,544
250,000		FedEx Corp., Sr. Unsecd. Note, 3.250%, 5/15/2041	255,862
550,000		FedEx Corp., Sr. Unsecd. Note, 4.050%, 2/15/2048	619,059
725,000		GXO Logistics, Inc., Sr. Unsecd. Note, 144A, 1.650%, 7/15/2026	708,176
315,000		GXO Logistics, Inc., Sr. Unsecd. Note, 144A, 2.650%, 7/15/2031	311,565
300,000		Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, 144A, 1.700%, 6/15/2026	296,849
400,000		Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, 144A, 3.950%, 3/10/2025	426,528
260,000		Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 1.750%, 9/1/2026	258,397
220,000		Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 2.900%, 12/1/2026	229,247
200,000		Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 3.400%, 3/1/2023	205,270
		TOTAL	3,758,497
Annual Shareholder Report

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Utility - Electric—4.6%
$ 130,000	AEP Texas, Inc., Sr. Unsecd. Note, 3.850%, 10/1/2025	$ 138,880
500,000	Ameren Corp., Sr. Unsecd. Note, 1.750%, 3/15/2028	483,723
185,000	Ameren Corp., Sr. Unsecd. Note, 1.950%, 3/15/2027	185,653
80,000	Ameren Corp., Sr. Unsecd. Note, 3.650%, 2/15/2026	85,040
95,000	American Electric Power Co., Inc., Sr. Unsecd. Note, Series F, 2.950%, 12/15/2022	96,535
200,000	Appalachian Power Co., Sr. Unsecd. Note, 7.000%, 4/1/2038	287,988
170,000	Black Hills Corp., Sr. Unsecd. Note, 2.500%, 6/15/2030	168,319
645,000	CenterPoint Energy, Inc., Sr. Unsecd. Note, 2.650%, 6/1/2031	654,444
195,000	Dominion Energy, Inc., Jr. Sub. Note, 3.071%, 8/15/2024	201,970
130,000	Dominion Energy, Inc., Sr. Unsecd. Note, 4.250%, 6/1/2028	145,005
120,000	Dominion Energy, Inc., Sr. Unsecd. Note, Series A, 1.450%, 4/15/2026	118,724
240,000	Duke Energy Corp., Sr. Unsecd. Note, 2.650%, 9/1/2026	248,751
500,000	EDP Finance BV, Sr. Unsecd. Note, 144A, 1.710%, 1/24/2028	486,803
300,000	EDP Finance BV, Sr. Unsecd. Note, 144A, 3.625%, 7/15/2024	315,008
740,000	Emera US Finance LP, Sr. Unsecd. Note, 4.750%, 6/15/2046	873,850
300,000	Enel Finance International NV, Sr. Unsecd. Note, 144A, 2.250%, 7/12/2031	290,493
100,000	Exelon Corp., Sr. Unsecd. Note, 3.950%, 6/15/2025	106,922
95,000	Exelon Corp., Sr. Unsecd. Note, 4.700%, 4/15/2050	119,572
180,000	FirstEnergy Transmission LLC, Sr. Unsecd. Note, 144A, 4.550%, 4/1/2049	206,004
242,000	Fortis, Inc./Canada, Sr. Unsecd. Note, 3.055%, 10/4/2026	252,082
290,000	National Rural Utilities Cooperative Finance Corp., Sr. Sub. Note, 5.250%, 4/20/2046	312,149
200,000	NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 3.550%, 5/1/2027	216,821
300,000	NiSource Finance Corp., Sr. Unsecd. Note, 3.950%, 3/30/2048	337,832
100,000	NiSource Finance Corp., Sr. Unsecd. Note, 4.375%, 5/15/2047	118,051
250,000	Northeast Utilities, Sr. Unsecd. Note, Series H, 3.150%, 1/15/2025	260,717
230,000	Puget Energy, Inc., Sec. Fac. Bond, 2.379%, 6/15/2028	226,562
1,175,000	Southern Co., Jr. Sub. Note, Series B, 4.000%, 1/15/2051	1,204,375
285,000	WEC Energy Group, Inc., Sr. Unsecd. Note, 2.200%, 12/15/2028	284,822
	TOTAL	8,427,095
	Utility - Natural Gas—1.0%
300,000	Enbridge Energy Partners LP, 5.875%, 10/15/2025	341,832
80,000	Enbridge Energy Partners LP, Sr. Unsecd. Note, 5.500%, 9/15/2040	103,035
300,000	Enbridge, Inc., Sr. Unsecd. Note, 3.125%, 11/15/2029	314,496
195,000	National Fuel Gas Co., Sr. Unsecd. Note, 2.950%, 3/1/2031	196,161
130,000	National Fuel Gas Co., Sr. Unsecd. Note, 3.950%, 9/15/2027	138,143
200,000	National Fuel Gas Co., Sr. Unsecd. Note, 5.500%, 1/15/2026	223,677
250,000	Sempra Energy, Sr. Unsecd. Note, 4.000%, 2/1/2048	278,828
250,000	Southern Natural Gas, Sr. Unsecd. Note, 144A, 4.800%, 3/15/2047	299,239
	TOTAL	1,895,411
	Utility - Natural Gas Distributor—0.1%
110,000	The East Ohio Gas Company, Sr. Unsecd. Note, 144A, 3.000%, 6/15/2050	108,739
	TOTAL CORPORATE BONDS (IDENTIFIED COST $161,341,243)	170,442,838
	FOREIGN GOVERNMENTS/AGENCIES—2.9%
	Sovereign—2.9%
400,000	Colombia, Government of, Sr. Unsecd. Note, 3.000%, 1/30/2030	365,600
450,000	Colombia, Government of, Sr. Unsecd. Note, 3.875%, 4/25/2027	453,375
855,000	Colombia, Government of, Sr. Unsecd. Note, 4.500%, 3/15/2029	874,246
700,000	Mexico, Government of, 3.750%, 1/11/2028	751,513
200,000	Mexico, Government of, Series MTN, 4.750%, 3/8/2044	217,752
Annual Shareholder Report

Principal Amount or Shares		Value
	FOREIGN GOVERNMENTS/AGENCIES—continued
	Sovereign—continued
$ 206,000	Mexico, Government of, Series MTNA, 6.750%, 9/27/2034	$ 274,754
800,000	Mexico, Government of, Sr. Unsecd. Note, 3.250%, 4/16/2030	819,104
700,000	Mexico, Government of, Sr. Unsecd. Note, 3.600%, 1/30/2025	741,755
300,000	Mexico, Government of, Sr. Unsecd. Note, 4.500%, 1/31/2050	318,000
250,000	Mexico, Government of, Sr. Unsecd. Note, 4.500%, 4/22/2029	278,165
190,000	Peru, Government of, 6.550%, 3/14/2037	258,877
	TOTAL FOREIGN GOVERNMENTS/AGENCIES (IDENTIFIED COST $5,140,600)	5,353,141
	REPURCHASE AGREEMENT—3.0%
5,389,000	Interest in $1,000,000,000 joint repurchase agreement 0.06%, dated 12/31/2021 under which HSBC Securities (USA), Inc. will repurchase securities provided as collateral for $1,000,004,583 on 1/3/2022. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 1/1/2052 and the market value of those underlying securities was $1,020,000,000 (IDENTIFIED COST $5,389,000)	5,389,000
	INVESTMENT COMPANY—1.3%
2,340,755	Federated Hermes Government Obligations Fund, Premier Shares, 0.03%[3] (IDENTIFIED COST $2,340,755)	2,340,755
	TOTAL INVESTMENT IN SECURITIES—100.6% (IDENTIFIED COST $174,211,598)[4]	183,525,734
	OTHER ASSETS AND LIABILITIES - NET—(0.6)%[5]	(1,136,261)
	TOTAL NET ASSETS—100%	$182,389,473
At December 31, 2021, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Appreciation (Depreciation)
Long Futures:
[6]United States Treasury Ultra Bond Long Futures	9	$1,774,125	March 2022	$15,927
Short Futures:
[6]United States Treasury Notes 10-Year Short Futures	60	$7,828,125	March 2022	$(57,791)
NET UNREALIZED DEPRECIATION ON FUTURES CONTRACTS				$(41,864)
Net Unrealized Depreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended December 31, 2021, were as follows:
Federated Hermes Government Obligations Fund, Premier Shares*
Value as of 12/31/2020	$700,235
Purchases at Cost	$16,471,310
Proceeds from Sales	$(14,830,790)
Change in Unrealized Appreciation/Depreciation	N/A
Net Realized Gain/(Loss)	N/A
Value as of 12/31/2021	$2,340,755
Shares Held as of 12/31/2021	2,340,755
Dividend Income	$273

*	All or a portion of the balance/activity for the fund relates to cash collateral received on securities lending transactions.
Annual Shareholder Report

1	All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.
2	Floating/variable note with current rate and current maturity or next reset date shown.
3	7-day net yield.
4	Also represents cost for federal tax purposes.
5	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
6	Non-income-producing security.
Note: The categories of investments are shown as a percentage of total net assets at December 31, 2021.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of December 31, 2021, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$—	$170,442,838	$—	$170,442,838
Foreign Governments/Agencies	—	5,353,141	—	5,353,141
Investment Company	2,340,755	—	—	2,340,755
Repurchase Agreement	—	5,389,000	—	5,389,000
TOTAL SECURITIES	$2,340,755	$181,184,979	$—	$183,525,734
Other Financial Instruments:[1]
Assets	$15,927	$—	$—	$15,927
Liabilities	(57,791)	—	—	(57,791)
TOTAL OTHER FINANCIAL INSTRUMENTS	$(41,864)	$—	$—	$(41,864)

1	Other financial instruments are futures contracts.

The following acronym(s) are used throughout this portfolio:
BKNT	—Bank Notes
GMTN	—Global Medium Term Note
LIBOR	—London Interbank Offered Rate
MTN	—Medium Term Note
REIT	—Real Estate Investment Trust
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights
(For a Share Outstanding Throughout Each Period)
	Year Ended December 31,
	2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$12.38	$11.48	$10.26	$11.10	$10.71
Income From Investment Operations:
Net investment income (loss)	0.38	0.43	0.45	0.46	0.45
Net realized and unrealized gain (loss)	(0.44)	0.91	1.22	(0.77)	0.39
TOTAL FROM INVESTMENT OPERATIONS	(0.06)	1.34	1.67	(0.31)	0.84
Less Distributions:
Distributions from net investment income	(0.38)	(0.43)	(0.45)	(0.46)	(0.45)
Distributions from net realized gain	(0.08)	(0.01)	—	(0.07)	—
TOTAL DISTRIBUTIONS	(0.46)	(0.44)	(0.45)	(0.53)	(0.45)
Net Asset Value, End of Period	$11.86	$12.38	$11.48	$10.26	$11.10
Total Return[1]	(0.41)%	11.88%	16.56%	(2.82)%	8.01%
Ratios to Average Net Assets:
Net expenses[2,3]	0.00%	0.00%	0.00%	0.00%	0.00%
Net investment income	3.19%	3.64%	4.11%	4.30%	4.14%
Expense waiver/reimbursement[4]	0.23%	0.27%	0.30%	0.32%	0.29%
Supplemental Data:
Net assets, end of period (000 omitted)	$182,389	$143,775	$105,126	$85,243	$85,052
Portfolio turnover[5]	11%	13%	18%	16%	22%

1	Based on net asset value.
2	Federated Investment Management Company (the “Adviser”) has contractually agreed to reimburse all operating expenses, excluding extraordinary expenses, incurred by the Fund.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

5	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Statement of Assets and Liabilities
December 31, 2021

Assets:
Investment in securities, at value including $2,275,764 of securities loaned and $2,340,755 of investments in an affiliated holding* (identified cost $174,211,598)	$183,525,734
Cash	690
Due from broker (Note 2)	51,975
Income receivable	1,579,326
Receivable for shares sold	123,624
Receivable for variation margin on futures contracts	10,291
Total Assets	185,291,640
Liabilities:
Payable for shares redeemed	39,744
Payable for collateral due to broker for securities lending (Note 2)	2,340,755
Income distribution payable	448,920
Payable for administrative fee (Note 5)	391
Accrued expenses (Note 5)	72,357
Total Liabilities	2,902,167
Net assets for 15,379,995 shares outstanding	$182,389,473
Net Assets Consist of:
Paid-in capital	$172,538,367
Total distributable earnings (loss)	9,851,106
Total Net Assets	$182,389,473
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$182,389,473 ÷ 15,379,995 shares outstanding, no par value, unlimited shares authorized	$11.86

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Statement of Operations
Year Ended December 31, 2021

Investment Income:
Interest	$5,182,344
Net income on securities loaned (includes $273 earned from an affiliated holding related to cash collateral balances*) (Note 2)	5,930
TOTAL INCOME	5,188,274
Expenses:
Administrative fee (Note 5)	134,532
Custodian fees	14,599
Transfer agent fees	14,639
Directors’/Trustees’ fees (Note 5)	2,178
Auditing fees	29,800
Legal fees	10,634
Portfolio accounting fees	83,801
Share registration costs	36,193
Printing and postage	19,620
Commitment fee (Note 7)	17,243
Miscellaneous (Note 5)	11,757
TOTAL EXPENSES	374,996
Waivers and Reimbursement:
Waivers/reimbursement of other operating expenses (Notes 2 and 5)	(374,996)
Net expenses	—
Net investment income	5,188,274
Realized and Unrealized Gain (Loss) on Investments and Futures Contracts:
Net realized gain on investments	1,660,721
Net realized gain on futures contracts	19,008
Net change in unrealized appreciation of investments	(7,293,089)
Net change in unrealized depreciation of futures contracts	(18,460)
Net realized and unrealized gain (loss) on investments and futures contracts	(5,631,820)
Change in net assets resulting from operations	$(443,546)

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Statement of Changes in Net Assets

Year Ended December 31	2021	2020
Increase (Decrease) in Net Assets
Operations:
Net investment income	$5,188,274	$4,267,201
Net realized gain (loss)	1,679,729	442,271
Net change in unrealized appreciation/depreciation	(7,311,549)	8,485,749
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	(443,546)	13,195,221
Distributions to Shareholders	(6,409,622)	(4,325,376)
Share Transactions:
Proceeds from sale of shares	69,323,561	46,654,426
Net asset value of shares issued to shareholders in payment of distributions declared	234,075	130,140
Cost of shares redeemed	(24,090,384)	(17,005,180)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	45,467,252	29,779,386
Change in net assets	38,614,084	38,649,231
Net Assets:
Beginning of period	143,775,389	105,126,158
End of period	$182,389,473	$143,775,389
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Notes to Financial Statements
December 31, 2021
1. ORGANIZATION
Federated Hermes Managed Pool Series (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of five portfolios. The financial statements included herein are only those of Federated Hermes Corporate Bond Strategy Portfolio (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The investment objective of the Fund is to provide total return.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■
Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund’s Board of Trustees (the “Trustees”).
■
Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■
Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■
Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■
For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund’s valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser’s affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■
With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
Annual Shareholder Report

■
Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Repurchase agreements are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated above, the cash or securities to be repurchased, as shown on the Portfolio of Investments, exceeds the repurchase price to be paid under the agreement reducing the net settlement amount to zero.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income. The detail of the total fund expense reimbursement of $374,996 is disclosed in Note 5.
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended December 31, 2021, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of December 31, 2021, tax years 2018 through 2021 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Futures Contracts
The Fund purchases and sells financial futures contracts to manage duration risk and yield curve risk. Upon entering into a financial futures contract with a broker, the Fund is required to deposit with a broker, either U.S. government securities or a specified amount of cash, which is shown as due from broker in the Statement of Assets and Liabilities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. The Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures contracts, guarantees the futures contracts against default.
Futures contracts outstanding at period end are listed after the Fund’s Portfolio of Investments.
The average notional value of long and short futures contracts held by the Fund throughout the period was $13,004,375 and $9,616,387, respectively. This is based on amounts held as of each month-end throughout the fiscal period.
Annual Shareholder Report

Securities Lending
The Fund participates in a securities lending program providing for the lending of corporate bonds and government securities to qualified brokers. The term of the loans within the program is one year or less. The Fund normally receives cash collateral for securities loaned that may be invested in affiliated money market funds, other money market instruments and/or repurchase agreements. Investments in money market funds may include funds with a “floating” NAV that can impose redemption fees and liquidity gates, impose certain operational impediments to investing cash collateral, and, if the investee fund’s NAV decreases, result in the Fund recognizing losses and being required to cover the decrease in the value of the cash collateral. Collateral is maintained at a minimum level of 100% of the market value of investments loaned, plus interest, if applicable. In accordance with the Fund’s securities lending agreement, the market value of securities on loan is determined each day at the close of business and any additional collateral required to cover the value of securities on loan is delivered to the Fund on the next business day. Earnings on collateral are allocated between the borrower of the security, the securities lending agent, as a fee for its services under the program and the Fund, according to agreed-upon rates. The Fund will not have the right to vote on securities while they are on loan. However, the Fund will attempt to terminate a loan in an effort to reacquire the securities in time to vote on matters that are deemed to be material by the Adviser. There can be no assurance that the Fund will have sufficient notice of such matters to be able to terminate the loan in time to vote thereon.
Securities lending transactions are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated below, the cash collateral received by the Fund exceeds the market value of the securities loaned reducing the net settlement amount to zero. The chart below identifies the amount of collateral received as well as the market value of securities on loan. Additionally, the securities lending agreement executed by the Fund includes an indemnification clause. This clause stipulates that the borrower will reimburse the Fund for any losses as a result of any failure of the borrower to return equivalent securities to the Fund.
As of December 31, 2021, securities subject to this type of arrangement and related collateral were as follows:
Market Value of Securities Loaned	Collateral Received
$2,275,764	$2,340,755
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund’s restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Trustees.
Additional Disclosure Related to Derivative Instruments
Fair Value of Derivative Instruments
Assets
	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Interest rate contracts	Receivable for variation margin on futures contracts	$(41,864)*

*
Includes cumulative appreciation/depreciation of futures contracts as reported in the footnotes to the Portfolio of Investments. Only the current day’s variation margin is reported within the Statement of Assets and Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the Year Ended December 31, 2021
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Futures Contracts
Interest rate contracts	$19,008

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Futures Contracts
Interest rate contracts	$(18,460)
Annual Shareholder Report

Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following table summarizes share activity:
	Year Ended 12/31/2021	Year Ended 12/31/2020
Shares sold	5,764,232	3,920,733
Shares issued to shareholders in payment of distributions declared	19,554	10,989
Shares redeemed	(2,013,606)	(1,478,593)
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	3,770,180	2,453,129
4. FEDERAL TAX INFORMATION
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended December 31, 2021 and 2020, was as follows:
	2021	2020
Ordinary income[1]	$5,265,107	$4,258,863
Long-term capital gains	$1,144,515	$66,513

1	For tax purposes, short-term capital gain distributions are considered ordinary income distributions.
As of December 31, 2021, the components of distributable earnings on a tax-basis were as follows:
Undistributed ordinary income[2]	$66,295
Net unrealized appreciation	$9,314,134
Undistributed long-term capital gains	$470,677

2	For tax purposes, short-term capital gains are considered ordinary income in determining distributable earnings.
The difference between book-basis and tax-basis net unrealized appreciation is attributable to differing treatments for mark-to-market on futures contracts.
At December 31, 2021, the cost of investments for federal tax purposes was $174,211,598. The net unrealized appreciation of investments for federal tax purposes was $9,314,136. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $10,445,231 and net unrealized depreciation from investments for those securities having an excess of cost over value of $1,131,095. The amounts presented are inclusive of derivative contracts.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The Adviser provides investment adviser services at no fee because all eligible investors are: (1) in separately managed or wrap fee programs, who often pay a single aggregate fee to the wrap program sponsor for all costs and expenses of the wrap-fee programs; or (2) in certain other separately managed accounts and discretionary investment accounts; or (3) to the extent permitted under applicable law, other Federated Hermes funds. The Adviser has contractually agreed to reimburse all expenses of the Fund, excluding extraordinary expenses. Acquired fund fees and expenses are not direct obligations of the Fund and are not contractual reimbursements under the investment advisory contract. For the year ended December 31, 2021, the Adviser reimbursed $374,996 of operating expenses.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
FAS may voluntarily choose to waive any portion of its fee. For the year ended December 31, 2021, the annualized fee paid to FAS was 0.083% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund. For the year ended December 31, 2021, the Fund’s Adviser reimbursed the Fund for any fee paid to FAS.
Annual Shareholder Report

Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the year ended December 31, 2021, were as follows:
Purchases	$59,861,892
Sales	$17,247,245
7. LINE OF CREDIT
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement dated June 23, 2021. The LOC was made available to temporarily finance the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund’s ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to the highest, on any day, of (a) (i) the federal funds effective rate, (ii) the one month London Interbank Offered Rate (LIBOR), or a replacement rate as appropriate, and (iii) 0.0%, plus (b) a margin. Any fund eligible to borrow under the LOC pays its pro rata share of a commitment fee based on the amount of the lenders’ commitment that has not been utilized, quarterly in arrears and at maturity. As of December 31, 2021, the Fund had no outstanding loans. During the year ended December 31, 2021, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of December 31, 2021, there were no outstanding loans. During the year ended December 31, 2021, the program was not utilized.
9. OTHER MATTERS
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread globally. As of the date of the issuance of these financial statements, this coronavirus has resulted in closing borders, enhanced health screenings, disruptions to healthcare service preparation and delivery, quarantines, cancellations, and disruptions to supply chains, workflow operations and consumer activity, as well as general concern and uncertainty. The impact of this coronavirus may continue for an extended period of time and has resulted in substantial economic volatility. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks. The impact of this outbreak, and other epidemics and pandemics that may arise in the future, could continue to negatively affect the worldwide economy, as well as the economies of individual countries, individual companies (including certain Fund service providers and issuers of the Fund’s investments) and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the Fund’s performance.
10. Recent Accounting Pronouncements
In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2020-04 “Facilitation of the Effects of Reference Rate Reform on Financial Reporting”, which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of LIBOR and other interbank-offered reference rates. The temporary relief provided by ASU 2020-04 is effective immediately for certain reference rate-related contract modifications that occur through December 31, 2022. Management does not expect ASU 2020-04 to have a material impact on the financial statements.
Annual Shareholder Report

Report of Independent Registered Public Accounting Firm
TO THE SHAREHOLDERS AND THE BOARD OF TRUSTEES OF FEDERATED HERMES CORPORATE BOND STRATEGY PORTFOLIO:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Federated Hermes Corporate Bond Strategy Portfolio (the “Fund”) (one of the portfolios constituting Federated Hermes Managed Pool Series (the “Trust”)), including the portfolio of investments, as of December 31, 2021, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the portfolios constituting Federated Hermes Managed Pool Series) at December 31, 2021, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2021, by correspondence with the custodian and others, or by other appropriate auditing procedures where replies from others were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more Federated Hermes investment companies since 1979.
Boston, Massachusetts
February 22, 2022
Annual Shareholder Report

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including to the extent applicable, management fees, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2021 to December 31, 2021.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 7/1/2021	Ending Account Value 12/31/2021	Expenses Paid During Period[1]
Actual	$1,000	$1,001.80	$0.00
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,025.21	$0.00

1
Expenses are equal to the Fund’s annualized net expense ratio of 0.00%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half-year period). The Adviser has contractually agreed to reimburse all operating expenses, excluding extraordinary expenses, incurred by the Fund.

Annual Shareholder Report

Board of Trustees and Trust Officers
The Board of Trustees is responsible for managing the Trust’s business affairs and for exercising all the Trust’s powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “Independent” Trustees). Unless otherwise noted, the address of each person listed is 1001 Liberty Avenue, Pittsburgh, PA 15222-3779. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2021, the Trust comprised five portfolio(s), and the Federated Hermes Fund Family consisted of 33 investment companies (comprising 102 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Hermes Fund Family and serves for an indefinite term. The Fund’s Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.
Interested Trustees Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
J. Christopher Donahue* Birth Date: April 11, 1949 President and Trustee Indefinite Term Began serving: October 2005
Principal Occupations: Principal Executive Officer and President of certain of the Funds in the Federated Hermes Fund
Family; Director or Trustee of the Funds in the Federated Hermes Fund Family; President, Chief Executive Officer and
Director, Federated Hermes, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated
Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman and Trustee,
Federated Equity Management Company of Pennsylvania; Trustee, Federated Shareholder Services Company; Director,
Federated Services Company.
Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated
Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd; Chairman,
Passport Research, Ltd.

John B. Fisher* Birth Date: May 16, 1956 Trustee Indefinite Term Began serving: May 2016
Principal Occupations: Principal Executive Officer and President of certain of the Funds in the Federated Hermes Fund
Family; Director or Trustee of certain of the Funds in the Federated Hermes Fund Family; Vice President, Federated Hermes,
Inc.; President, Director/Trustee and CEO, Federated Advisory Services Company, Federated Equity Management Company
of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, Federated Investment
Management Company; President of some of the Funds in the Federated Hermes Fund Family and Director, Federated
Investors Trust Company.
Previous Positions: President and Director of the Institutional Sales Division of Federated Securities Corp.; President and
Director of Federated Investment Counseling; President and CEO of Passport Research, Ltd.; Director, Edgewood Securities
Corp.; Director, Federated Services Company; Director, Federated Hermes, Inc.; Chairman and Director, Southpointe
Distribution Services, Inc. and President, Technology, Federated Services Company.

*
 Reasons for “interested” status: J. Christopher Donahue and John B. Fisher are interested due to their beneficial ownership of shares of Federated Hermes, Inc. and due to positions they hold with Federated Hermes, Inc. and its subsidiaries.
INDEPENDENT Trustees Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John T. Collins Birth Date: January 24, 1947 Trustee Indefinite Term Began serving: October 2013
Principal Occupations: Director or Trustee, and Chair of the Board of Directors or Trustees, of the Federated Hermes Fund
Family; formerly, Chairman and CEO, The Collins Group, Inc. (a private equity firm) (Retired).
Other Directorships Held: Director, KLX Energy Services Holdings, Inc. (oilfield services); former Director of
KLX Corp. (aerospace).
Qualifications: Mr. Collins has served in several business and financial management roles and directorship positions throughout his career. Mr. Collins previously served as Chairman and CEO of The Collins Group, Inc. (a private equity firm)
and as a Director of KLX Corp. Mr. Collins serves as Chairman Emeriti, Bentley University. Mr. Collins previously served as
Director and Audit Committee Member, Bank of America Corp.; Director, FleetBoston Financial Corp.; and Director, Beth
Israel Deaconess Medical Center (Harvard University Affiliate Hospital).

Annual Shareholder Report

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
G. Thomas Hough Birth Date: February 28, 1955 Trustee Indefinite Term Began serving: August 2015
Principal Occupations: Director or Trustee, Chair of the Audit Committee of the Federated Hermes Fund Family; formerly,
Vice Chair, Ernst & Young LLP (public accounting firm) (Retired).
Other Directorships Held: Director, Chair of the Audit Committee, Equifax, Inc.; Lead Director, Member of the Audit and
Nominating and Corporate Governance Committees, Haverty Furniture Companies, Inc.; formerly, Director, Member of
Governance and Compensation Committees, Publix Super Markets, Inc.
Qualifications: Mr. Hough has served in accounting, business management and directorship positions throughout his career.
Mr. Hough most recently held the position of Americas Vice Chair of Assurance with Ernst & Young LLP (public accounting firm). Mr. Hough serves on the President’s Cabinet and Business School Board of Visitors for the University of Alabama.
Mr. Hough previously served on the Business School Board of Visitors for Wake Forest University, and he previously served as an Executive Committee member of the United States Golf Association.

Maureen Lally-Green Birth Date: July 5, 1949 Trustee Indefinite Term Began serving: August 2009
Principal Occupations: Director or Trustee of the Federated Hermes Fund Family; Adjunct Professor Emerita of Law,
Duquesne University School of Law; formerly, Dean of the Duquesne University School of Law and Professor of Law and
Interim Dean of the Duquesne University School of Law; formerly, Associate General Secretary and Director, Office of Church
Relations, Diocese of Pittsburgh.
Other Directorships Held: Director, CNX Resources Corporation (formerly known as CONSOL Energy Inc.).
Qualifications: Judge Lally-Green has served in various legal and business roles and directorship positions throughout her career. Judge Lally-Green previously held the position of Dean of the School of Law of Duquesne University (as well as
Interim Dean). Judge Lally-Green previously served as a member of the Superior Court of Pennsylvania and as a Professor of
Law, Duquesne University School of Law. Judge Lally-Green was appointed by the Supreme Court of Pennsylvania to serve on the Supreme Court’s Board of Continuing Judicial Education and the Supreme Court’s Appellate Court Procedural Rules
Committee. Judge Lally-Green also currently holds the positions on not for profit or for profit boards of directors as follows:
Director and Chair, UPMC Mercy Hospital; Regent, Saint Vincent Seminary; Member, Pennsylvania State Board of Education
(public); Director, Catholic Charities, Pittsburgh; and Director CNX Resources Corporation (formerly known as CONSOL
Energy Inc.). Judge Lally-Green has held the positions of: Director, Auberle; Director, Epilepsy Foundation of Western and
Central Pennsylvania; Director, Ireland Institute of Pittsburgh; Director, Saint Thomas More Society; Director and Chair,
Catholic High Schools of the Diocese of Pittsburgh, Inc.; Director, Pennsylvania Bar Institute; Director, St. Vincent College;
Director and Chair, North Catholic High School, Inc.; Director and Vice Chair, Our Campaign for the Church Alive!, Inc.; and
Director, Saint Francis University.

Thomas M. O’Neill Birth Date: June 14, 1951 Trustee Indefinite Term Began serving: August 2006
Principal Occupations: Director or Trustee of the Federated Hermes Fund Family; Sole Proprietor, Navigator Management
Company (investment and strategic consulting).
Other Directorships Held: None.
Qualifications: Mr. O’Neill has served in several business, mutual fund and financial management roles and directorship positions throughout his career. Mr. O’Neill serves as Director, Medicines for Humanity. Mr. O’Neill previously served as Chief
Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and
Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston,
MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director
and Consultant, EZE Castle Software (investment order management software); Director, The Golisano Children’s Museum of
Naples, Florida; and Director, Midway Pacific (lumber).

Madelyn A. Reilly Birth Date: February 2, 1956 Trustee Indefinite Term Began serving: November 2020
Principal Occupations: Director or Trustee of the Federated Hermes Fund Family; formerly, Senior Vice President for Legal
Affairs, General Counsel and Secretary to the Board of Directors, Duquesne University.
Other Directorships Held: None.
Qualifications: Ms. Reilly has served in various business and legal management roles throughout her career. Ms. Reilly previously served as Senior Vice President for Legal Affairs, General Counsel and Secretary to the Board of Directors and
Assistant General Counsel and Director of Risk Management, Duquesne University. Prior to her work at Duquesne University,
Ms. Reilly served as Assistant General Counsel of Compliance and Enterprise Risk as well as Senior Counsel of Environment,
Health and Safety, PPG Industries.

P. Jerome Richey Birth Date: February 23, 1949 Trustee Indefinite Term Began serving: October 2013
Principal Occupations: Director or Trustee of the Federated Hermes Fund Family; Management Consultant; Retired;
formerly, Senior Vice Chancellor and Chief Legal Officer, University of Pittsburgh and Executive Vice President and Chief
Legal Officer, CONSOL Energy Inc. (now split into two separate publicly traded companies known as CONSOL Energy Inc.
and CNX Resources Corp.).
Other Directorships Held: None.
Qualifications: Mr. Richey has served in several business and legal management roles and directorship positions throughout his career. Mr. Richey most recently held the positions of Senior Vice Chancellor and Chief Legal Officer, University of
Pittsburgh. Mr. Richey previously served as Chairman of the Board, Epilepsy Foundation of Western Pennsylvania and
Chairman of the Board, World Affairs Council of Pittsburgh. Mr. Richey previously served as Chief Legal Officer and Executive
Vice President, CONSOL Energy Inc. and CNX Gas Company; and Board Member, Ethics Counsel and Shareholder, Buchanan
Ingersoll & Rooney PC (a law firm).

Annual Shareholder Report

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John S. Walsh Birth Date: November 28, 1957 Trustee Indefinite Term Began serving: November 2005
Principal Occupations: Director or Trustee of the Federated Hermes Fund Family; President and Director, Heat Wagon, Inc.
(manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.
Other Directorships Held: None.
Qualifications: Mr. Walsh has served in several business management roles and directorship positions throughout his career.
Mr. Walsh previously served as Vice President, Walsh & Kelly, Inc. (paving contractors).

OFFICERS
Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Lori A. Hensler Birth Date: January 6, 1967 TREASURER Officer since: April 2013
Principal Occupations: Principal Financial Officer and Treasurer of the Federated Hermes Fund Family; Senior Vice President,
Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp.; and Assistant Treasurer,
Federated Investors Trust Company. Ms. Hensler has received the Certified Public Accountant designation.
Previous Positions: Controller of Federated Hermes, Inc.; Senior Vice President and Assistant Treasurer, Federated Investors
Management Company; Treasurer, Federated Investors Trust Company; Assistant Treasurer, Federated Administrative
Services, Federated Administrative Services, Inc., Federated Securities Corp., Edgewood Services, Inc., Federated Advisory
Services Company, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management
Corp., Federated Investment Counseling, Federated Investment Management Company, Passport Research, Ltd., and
Federated MDTA, LLC; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and
Southpointe Distribution Services, Inc.

Peter J. Germain Birth Date: September 3, 1959 CHIEF LEGAL OFFICER, SECRETARY and EXECUTIVE VICE PRESIDENT Officer since: October 2005
Principal Occupations: Mr. Germain is Chief Legal Officer, Secretary and Executive Vice President of the Federated Hermes
Fund Family. He is General Counsel, Chief Legal Officer, Secretary and Executive Vice President, Federated Hermes, Inc.;
Trustee and Senior Vice President, Federated Investors Management Company; Trustee and President, Federated
Administrative Services; Director and President, Federated Administrative Services, Inc.; Director and Vice President,
Federated Securities Corp.; Director and Secretary, Federated Private Asset Management, Inc.; Secretary, Federated
Shareholder Services Company; and Secretary, Retirement Plan Service Company of America. Mr. Germain joined Federated
Hermes, Inc. in 1984 and is a member of the Pennsylvania Bar Association.
Previous Positions: Deputy General Counsel, Special Counsel, Managing Director of Mutual Fund Services, Federated
Hermes, Inc.; Senior Vice President, Federated Services Company; and Senior Corporate Counsel, Federated Hermes, Inc.

Stephen Van Meter Birth Date: June 5, 1975 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Officer since: July 2015
Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Hermes Fund Family; Vice
President and Chief Compliance Officer of Federated Hermes, Inc. and Chief Compliance Officer of certain of its subsidiaries.
Mr. Van Meter joined Federated Hermes, Inc. in October 2011. He holds FINRA licenses under Series 3, 7, 24 and 66.
Previous Positions: Mr. Van Meter previously held the position of Compliance Operating Officer, Federated Hermes, Inc.
Prior to joining Federated Hermes, Inc., Mr. Van Meter served at the United States Securities and Exchange Commission in
the positions of Senior Counsel, Office of Chief Counsel, Division of Investment Management and Senior Counsel, Division
of Enforcement.

Robert J. Ostrowski Birth Date: April 26, 1963 Chief Investment Officer Officer since: September 2006
Principal Occupations: Robert J. Ostrowski joined Federated Hermes, Inc. in 1987 as an Investment Analyst and became a
Portfolio Manager in 1990. He was named Chief Investment Officer of Federated Hermes’ taxable fixed-income products in
2004 and also serves as a Senior Portfolio Manager. Mr. Ostrowski became an Executive Vice President of the Fund’s Adviser in 2009 and served as a Senior Vice President of the Fund’s Adviser from 1997 to 2009. Mr. Ostrowski has received the
Chartered Financial Analyst designation. He received his M.S. in Industrial Administration from Carnegie Mellon University.

Stephen F. Auth Birth Date: September 13, 1956 101 Park Avenue 41st Floor New York, NY 10178 CHIEF INVESTMENT OFFICER Officer since: February 2015
Principal Occupations: Stephen F. Auth is Chief Investment Officer of various Funds in the Federated Hermes Fund Family;
Executive Vice President, Federated Investment Counseling, Federated Global Investment Management Corp. and Federated
Equity Management Company of Pennsylvania.
Previous Positions: Executive Vice President, Federated Investment Management Company and Passport Research, Ltd.
(investment advisory subsidiary of Federated); Senior Vice President, Global Portfolio Management Services Division; Senior
Vice President, Federated Investment Management Company and Passport Research, Ltd.; Senior Managing Director and
Portfolio Manager, Prudential Investments.

Annual Shareholder Report

Evaluation and Approval of Advisory Contract–May 2021
Federated Hermes Corporate Bond Strategy Portfolio (the “Fund”)
At its meetings in May 2021 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Investment Management Company (the “Adviser”) (the “Contract”) for an additional one-year term. The Board’s determination to approve the continuation of the Contract reflects the exercise of its business judgment after considering all of the information and factors believed to be relevant and appropriate on whether to approve the continuation of the existing arrangement. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
The Fund is distinctive in that it is used to implement particular investment strategies that are offered to investors in certain separately managed or wrap fee accounts or programs, or certain other discretionary investment accounts, and may also be offered to other funds (each, a “Federated Hermes Fund” and, collectively the “Federated Hermes Funds”) advised by the Adviser or its affiliates (collectively, “Federated Hermes”).
In addition, the Board considered that the Adviser does not charge an investment advisory fee for its services, although Federated Hermes may receive compensation for managing assets invested in the Fund.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written evaluation presenting on the topics discussed below. The Board considered the CCO’s independent written evaluation (the “CCO Fee Evaluation Report”), along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contract. The CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees. At the request of the Independent Trustees, the CCO Fee Evaluation Report followed the same general approach and covered the same topics as that of the report that had previously been delivered by the CCO in his capacity as “Senior Officer” prior to the elimination of the Senior Officer position in December 2017.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board considered information specifically prepared in connection with the approval of the continuation of the Contract that was presented at the May Meetings. In this regard, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by Federated Hermes in response to requests posed to Federated Hermes on behalf of the Independent Trustees encompassing a wide variety of topics, including those summarized below. The Board also considered such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the Contract, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year and in between regularly scheduled meetings on particular matters as the need arose.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: the Adviser’s investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund’s short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, and relative to the Fund’s particular investment program and a group of its peer funds and/or its benchmark, as appropriate) and comments on the reasons for the Fund’s performance; the Fund’s investment objectives; the Fund’s fees and expenses, with due regard for contractual or voluntary expense limitations (if any); the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial and other risks assumed by the Adviser in sponsoring and managing the Fund; the continuing state of competition in the mutual fund industry and market practices; the Fund’s relationship to the other Federated Hermes Funds, which include a comprehensive array of funds with different investment objectives, policies and strategies, and the benefits to shareholders of being part of the family of Federated Hermes Funds, which include the general right to exchange investments between the same class of shares without the incurrence of additional sales charges; compliance and audit reports concerning the Federated Hermes Funds and Federated Hermes’ affiliates that service them (including communications from regulatory agencies), as well as Federated Hermes’ responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated Hermes Funds and/or Federated Hermes may be responding to them. The Board noted that its evaluation process is evolutionary and that the criteria considered and the emphasis placed on relevant criteria may change in recognition of changing circumstances in the mutual fund marketplace.
Annual Shareholder Report

The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in determining to approve the Contract. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the fund, its benchmark, and comparable funds); (2) an adviser’s cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been appropriately shared with a fund and its shareholders or the family of funds; (4) any “fall-out” benefits that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds both internally and externally as well as management fees charged to institutional and other advisory clients of the adviser for what might be viewed as like services); and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise (including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser’s services and fees). The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for a fund board’s approval of the fund’s investment advisory contract generally align with the factors listed above. The Board was guided by these factors in its review of the Contract to the extent it considered them to be appropriate and relevant, as discussed further below. The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the Federated Hermes Funds.
In determining to approve the continuation of the Contract, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the continuation of the Contract was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically with respect to the continuation of the Contract. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contract for the Fund as part of its consideration of agreements for funds across the Federated Hermes Funds family, but its approvals were made on a fund-by-fund basis.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the terms of the Contract and the range of services provided to the Fund by the Adviser and its affiliates. The Board considered the Adviser’s personnel, investment philosophy and process, investment research capabilities and resources, trade execution capabilities, experience and performance track record. The Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and the Adviser’s ability and experience in attracting and retaining qualified personnel to service the Fund. The Fund’s ability to deliver competitive performance when compared to its benchmark index was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund’s investment program.
In addition, the Board considered the financial resources and overall reputation of Federated Hermes and its willingness to consider and make investments in personnel, infrastructure, technology, cybersecurity, business continuity planning and operational enhancements that are designed to benefit the Federated Hermes Funds. The Board noted the significant acquisition of Hermes Fund Managers Limited by Federated Hermes in 2018, which has deepened the organization’s investment management expertise and capabilities and expanded the investment process for all of the Federated Hermes Funds to have access to analytical resources related to environmental, social and governance (“ESG”) factors and issuer engagement on ESG matters.
The Board considered the quality of the Adviser’s communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Fund and other Federated Hermes Funds. In this regard, the Board took into account the Adviser’s communications with the Board in light of the market volatility amidst the pandemic. The Board also considered that Federated Hermes is responsible for providing the Federated Hermes Funds’ officers.
Annual Shareholder Report

The Board received and evaluated information regarding the Adviser’s regulatory and compliance environment. The Board considered the Adviser’s compliance program, compliance history, and reports from the CCO about the Adviser’s compliance with applicable laws and regulations, including responses to regulatory developments and any compliance or other issues raised by regulatory agencies. The Board also noted Federated Hermes’ support of the Federated Hermes Funds’ compliance control structure and, in particular, the compliance-related resources devoted by the Adviser and its affiliates in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, including the Adviser’s commitment to respond to rulemaking and other regulatory initiatives of the SEC. The Board considered Federated Hermes’ day-to-day oversight of the Federated Hermes Funds’ compliance with their investment objectives and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time led to an increase in the scope of Federated Hermes’ oversight in this regard, including in connection with the designation of the Federated Hermes Funds’ investment advisers as the administrators of the Federated Hermes Funds’ liquidity risk management program.
The Board also considered discussions with Federated Hermes regarding the implementation of its business continuity plans and recognized steps taken by Federated Hermes to continue to provide the same nature, extent and quality of services to the Federated Hermes Funds during the pandemic. In addition, the Board noted Federated Hermes’ commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes due to the market, regulatory and control environments in which the Fund and its service providers operate, including changes associated with the pandemic.
Based on these considerations, the Board concluded that the nature, extent and quality of the Adviser’s investment management and related services warrant the continuation of the Contract.
Fund Investment Performance
For the one-year, three-year and five-year periods ended December 31, 2020, the Fund outperformed its benchmark index.
Following such evaluation and full deliberations, the Board concluded that the performance of the Fund supported renewal of the Contract.
Fund Expenses
The Board considered that the Adviser does not charge an investment advisory fee to this Fund for its services and has agreed to reimburse the Fund so that total fund expenses are zero. Because the Adviser does not charge the Fund an investment advisory fee and the Fund’s expenses will remain at zero due to reimbursement of expenses, the Board noted that it did not consider fee comparisons to other mutual funds or other institutional or separate accounts to be relevant to its deliberations.
Profitability and Other Benefits
The Board also received financial information about Federated Hermes, including information regarding the compensation and ancillary (or “fall-out”) benefits that Federated Hermes derived from its relationships with the Federated Hermes Funds. The Board noted that although an affiliate of the Adviser charges the Fund an administrative services fee and also the affiliate is entitled to reimbursement for certain out-of-pocket expense incurred in providing administrative services to the Fund, Federated Hermes reimburses all such fees and expenses to the Fund.
In connection with the Board’s governance of other Federated Hermes Funds (excluding the Fund), the Board received information generally covering not only the fees under the Federated Hermes Funds’ investment advisory contracts, but also fees received by Federated Hermes’ affiliates for providing other services to the Federated Hermes Funds under separate contracts (e.g., for serving as the Federated Hermes Funds’ administrator and distributor). In this regard, the Board considered that certain of Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing any indirect benefit that Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds. In addition, the Board considered that, in order for the Federated Hermes Funds to remain competitive in the marketplace, the Adviser and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to Federated Hermes Fund shareholders and/or reported to the Board their intention to do so (or continue to do so) in the future. Moreover, the Board received and considered regular reports from Federated Hermes throughout the year as to the institution, adjustment or elimination of these voluntary waivers and/or reimbursements. The Board considered Federated Hermes’ previous reductions in contractual management fees to certain Federated Hermes Funds during the prior year, including in response to the CCO’s recommendations in the prior year’s CCO Fee Evaluation Report.
Annual Shareholder Report

The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. The Board considered the CCO’s conclusion that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive. The Board also considered the CCO’s view that Federated Hermes appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Federated Hermes Funds.
Economies of Scale
Because of the distinctive nature of the Fund as primarily an internal product with no advisory fee, the Board noted that it did not consider the assessment of whether economies of scale would be realized if the Fund were to grow to a sufficient size to be particularly relevant.
Conclusions
The Board considered: (i) the CCO’s conclusion that his observations and the information accompanying the CCO Fee Evaluation Report show that the management fee for the Fund was reasonable; and (ii) the CCO’s recommendation that the Board approve the management fee. The Board noted that, under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Contract by the CCO. The CCO also recognized that the Board’s evaluation of the Federated Hermes Funds’ advisory and sub-advisory arrangements is a continuing and ongoing process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its ongoing oversight of the Federated Hermes Funds.
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Board, and the evaluation thereof, the Board, including the Independent Trustees, unanimously voted to approve the continuation of the Contract. The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view of past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were deemed to be relevant, the Board’s determination to approve the continuation of the Contract reflects its view that Federated Hermes’ performance and actions provided a satisfactory basis to support the determination to approve the continuation of the existing arrangement.
Annual Shareholder Report

Liquidity Risk Management Program–
Annual Evaluation of Adequacy and Effectiveness
In accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), Federated Hermes Managed Pool Series (the “Trust”) has adopted and implemented a liquidity risk management program (the “Program”) for Federated Hermes Corporate Bond Strategy Portfolio (the “Fund” and, collectively with the other non-money market open-end funds advised by Federated Hermes, the “Federated Hermes Funds”). The Program seeks to assess and manage the Fund’s liquidity risk. “Liquidity risk” is defined under the Liquidity Rule as the risk that the Fund is unable to meet redemption requests without significantly diluting remaining investors’ interests in the Fund. The Board of Trustees of the Trust (the “Board”) has approved the designation of the Fund’s investment adviser as the administrator for the Program with respect to the Fund (the “Administrator”). Each affiliated Federated Hermes advisory subsidiary (including the Fund’s investment adviser) that serves as investment adviser to a Federated Hermes Fund (including the Fund) has been approved as the administrator of the Program with respect to each Federated Hermes Fund that is managed by such advisory subsidiary (collectively, the “Administrator”). The Administrator, in turn, has delegated day-to-day responsibility for the administration of the Program to multiple Liquidity Risk Management Committees, which are comprised of representatives from certain divisions within Federated Hermes.
The Program is comprised of various components designed to support the assessment and/or management of liquidity risk, including: (1) the periodic assessment (no less frequently than annually) of certain factors that influence the Fund’s liquidity risk; (2) the periodic classification (no less frequently than monthly) of the Fund’s investments into one of four liquidity categories that reflect an estimate of their liquidity under current market conditions; (3) a 15% limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); (4) to the extent a Fund does not invest primarily in “highly liquid investments” (as defined under the Liquidity Rule), the determination of a minimum percentage of the Fund’s assets that generally will be invested in highly liquid investments (an “HLIM”); (5) if a Fund has established an HLIM, the periodic review (no less frequently than annually) of the HLIM and the adoption of policies and procedures for responding to a shortfall of the Fund’s highly liquid investments below its HLIM; and (6) periodic reporting to the Board.
At its meetings in May 2021, the Board received and reviewed a written report (the “Report”) from the Federated Hermes Funds’ Chief Compliance Officer and Chief Risk Officer, on behalf of the Administrator, concerning the operation of the Program for the period from April 1, 2020 through March 31, 2021 (the “Period”). The Report addressed the operation of the Program and assessed its adequacy and effectiveness, including, where applicable, the operation of any HLIM established for a Federated Hermes Fund and each Federated Hermes Fund’s access to other available funding sources such as the Federated Hermes Funds’ interfund lending facility, redemptions in-kind and committed lines of credit. There were no material changes to the Program during the Period. The Report summarized the operation of the Program and the information and factors considered by the Administrator in assessing whether the Program has been adequately and effectively implemented with respect to the Federated Hermes Funds. Such information and factors included, among other things:
■ confirmation that the Fund did not utilize alternative funding sources during the Period;
■ the periodic classifications of the Fund’s investments into one of four liquidity categories and the methodologies and inputs used to classify the investments, including the Fund’s reasonably anticipated trade size;
■ the analysis received from a third-party liquidity assessment vendor that is taken into account in the process of determining the liquidity classifications of the Fund’s investments and the results of an evaluation of the services performed by the vendor in support of this process;
■ the fact that the Fund invested primarily in highly liquid investments during the Period and, therefore, was not required to establish, and has not established, an HLIM and the procedures for monitoring the status of the Fund as investing primarily in highly liquid investments;
■ the fact that the Fund invested no more than 15% of its assets in illiquid investments during the Period and the procedures for monitoring this limit; and
■ liquidity events during the Period, including the impact on liquidity caused by extended non-U.S. market closures and the March-April 2020 market conditions, and the fact that there were no specific liquidity events during the Period that materially affected the Fund’s liquidity risk.
Based on this review, the Administrator concluded that the Program is operating effectively to assess and manage the Fund’s liquidity risk, and that the Program has been and continues to be adequately and effectively implemented to monitor and, as applicable, respond to the Fund’s liquidity developments.
Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio, as well as a report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30, are available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record Report (Form N-PX) link associated with the Fund at FederatedInvestors.com/FundInformation. Select a product name, then click “Documents” and click on “Proxy Voting Record Report.” Form N-PX filings are also available at the SEC’s website at sec.gov.
Quarterly Portfolio Schedule
Each fiscal quarter, the Fund will file with the SEC a complete schedule of its monthly portfolio holdings on “Form N-PORT.” The Fund’s holdings as of the end of the third month of every fiscal quarter, as reported on Form N-PORT, will be publicly available on the SEC’s website at sec.gov within 60 days of the end of the fiscal quarter upon filing. You may also access this information at FederatedInvestors.com. Select a product name, then click “Documents” and select “Form N-PORT.”
Annual Shareholder Report

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Hermes Corporate Bond Strategy Portfolio

Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31421P100
36217 (2/22)
© 2022 Federated Hermes, Inc.

Item 2.	Code of Ethics

(a) As of the end of the period covered by this report, the registrant has adopted a code of ethics (the "Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers") that applies to the registrant's Principal Executive Officer and Principal Financial Officer; the registrant's Principal Financial Officer also serves as the Principal Accounting Officer.

(c) There was no amendment to the registrant’s code of ethics described in Item 2(a) above during the period covered by the report.

(d) There was no waiver granted, either actual or implicit, from a provision to the registrant’s code of ethics described in Item 2(a) above during the period covered by the report.

(e) Not Applicable

(f)(3) The registrant hereby undertakes to provide any person, without charge, upon request, a copy of the code of ethics. To request a copy of the code of ethics, contact the registrant at 1-800-341-7400, and ask for a copy of the Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers.

Item 3. Audit Committee Financial Expert

The registrant's Board has determined that each of the following members of the Board's Audit Committee is an “audit committee financial expert,” and is "independent," for purposes of this Item:   G. Thomas Hough and Thomas M. O'Neill.

Item 4.	Principal Accountant Fees and Services

(a)       Audit Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2021 – $143,100

Fiscal year ended 2020 - $143,100

(b)       Audit-Related Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2021 - $0

Fiscal year ended 2020 - $0

Amount requiring approval of the registrant’s Audit Committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(c)        Tax Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2021 - $0

Fiscal year ended 2020 - $0

Amount requiring approval of the registrant’s Audit Committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(d)       All Other Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2021 - $0

Fiscal year ended 2020 - $0

Amount requiring approval of the registrant’s Audit Committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $76,302 and $53,434 respectively. Fiscal year ended 2021- Service fees for analysis of potential Passive Foreign Investment Company holdings. Fiscal year ended 2020- Service fees for analysis of potential Passive Foreign Investment Company holdings.

(e)(1) Audit Committee Policies regarding Pre-approval of Services.

The Audit Committee is required to pre-approve audit and non-audit services performed by the independent auditor in order to assure that the provision of such services do not impair the auditor’s independence. Unless a type of service to be provided by the independent auditor has received general pre-approval, it will require specific pre-approval by the Audit Committee. Any proposed services exceeding pre-approved cost levels will require specific pre-approval by the Audit Committee.

Certain services have the general pre-approval of the Audit Committee. The term of the general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee specifically provides for a different period. The Audit Committee will annually review the services that may be provided by the independent auditor without obtaining specific pre-approval from the Audit Committee and may grant general pre-approval for such services. The Audit Committee will revise the list of general pre-approved services from time to time, based on subsequent determinations. The Audit Committee will not delegate to management its responsibilities to pre-approve services performed by the independent auditor.

The Audit Committee has delegated pre-approval authority to its chairman (the “Chairman”) for services that do not exceed a specified dollar threshold. The Chairman or Chief Audit Executive will report any such pre-approval decisions to the Audit Committee at its next scheduled meeting. The Committee will designate another member with such pre-approval authority when the Chairman is unavailable.

AUDIT SERVICES

The annual audit services engagement terms and fees will be subject to the specific pre-approval of the Audit Committee. The Audit Committee will approve, if necessary, any changes in terms, conditions and fees resulting from changes in audit scope, registered investment company (RIC) structure or other matters.

In addition to the annual audit services engagement specifically approved by the Audit Committee, the Audit Committee may grant general pre-approval for other audit services, which are those services that only the independent auditor reasonably can provide. The Audit Committee has pre-approved certain audit services; with limited exception, all other audit services must be specifically pre-approved by the Audit Committee.

AUDIT-RELATED SERVICES

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the RIC’s financial statements or that are traditionally performed by the independent auditor. The Audit Committee believes that the provision of audit-related services does not impair the independence of the auditor, and has pre-approved certain audit-related services; all other audit-related services must be specifically pre-approved by the Audit Committee.

TAX SERVICES

The Audit Committee believes that the independent auditor can provide tax services to the RIC such as tax compliance, tax planning and tax advice without impairing the auditor’s independence. However, the Audit Committee will not permit the retention of the independent auditor in connection with a transaction initially recommended by the independent auditor, the purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Audit Committee has pre-approved certain tax services; with limited exception, all tax services involving large and complex transactions must be specifically pre-approved by the Audit Committee.

ALL OTHER SERVICES

With respect to the provision of permissible services other than audit, review or attest services the pre-approval requirement is waived if:

(1)	With respect to such services rendered to the Funds, the aggregate amount of all such services provided constitutes no more than five percent of the total amount of revenues paid by the audit client to its accountant during the fiscal year in which the services are provided; and,

(2)	With respect to such services rendered to the Fund’s investment adviser ( the “Adviser”)and any entity controlling, controlled by to under common control with the Adviser such as affiliated non-U.S. and U.S. funds not under the Audit Committee’s purview and which do not fall within a category of service which has been determined by the Audit Committee not to have a direct impact on the operations or financial reporting of the RIC, the aggregate amount of all services provided constitutes no more than five percent of the total amount of revenues paid to the RIC’s auditor by the RIC, its Adviser and any entity controlling, controlled by, or under common control with the Adviser during the fiscal year in which the services are provided; and

(3)	Such services were not recognized by the issuer or RIC at the time of the engagement to be non-audit services; and

(4)	Such services are promptly brought to the attention of the Audit Committee and approved prior to the completion of the audit by the Audit Committee or by one or more members of the Audit Committee who are members of the Board of Directors to whom authority to grant such approvals has been delegated by the Audit Committee.

The Audit Committee may grant general pre-approval to those permissible non-audit services which qualify for pre-approval and which it believes are routine and recurring services, and would not impair the independence of the auditor.

The Securities and Exchange Commission’s (the “SEC”) rules and relevant guidance should be consulted to determine the precise definitions of these services and applicability of exceptions to certain of the prohibitions.

PRE-APPROVAL FEE LEVELS

Pre-approval fee levels for all services to be provided by the independent auditor will be established annually by the Audit Committee. Any proposed services exceeding these levels will require specific pre-approval by the Audit Committee.

PROCEDURES

Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by the Fund’s Principal Accounting Officer and/or the Chief Audit Executive of Federated Hermes, Inc., only after those individuals have determined that the request or application is consistent with the SEC’s rules on auditor independence.

(e)(2) Percentage of services identified in items 4(b) through 4(d) that were approved by the registrant’s Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

4(b)

Fiscal year ended 2021 – 0%

Fiscal year ended 2020 - 0%

Percentage of services provided to the registrant’s Adviser and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the registrant that were approved by the registrant’s Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

4(c)

Fiscal year ended 2021 – 0%

Fiscal year ended 2020 – 0%

Percentage of services provided to the registrant’s Adviser and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the registrant that were approved by the registrant’s Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

4(d)

Fiscal year ended 2021 – 0%

Fiscal year ended 2020 – 0%

Percentage of services provided to the registrant’s Adviser and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the registrant that were approved by the registrant’s Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

(f)	NA

(g)	Non-Audit Fees billed to the registrant, the registrant’s Adviser, and certain entities controlling, controlled by or under common control with the Adviser:

Fiscal year ended 2021 - $113,741

Fiscal year ended 2020 - $78,663

(h)	The registrant’s Audit Committee has considered that the provision of non-audit services that were rendered to the registrant’s Adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.
Item 5.	Audit Committee of Listed Registrants

Not Applicable

Item 6.	Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable; Fund had no divestments during the reporting period covered since the previous Form N-CSR filing.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10.	Submission of Matters to a Vote of Security Holders

No Changes to Report

Item 11.	Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the registrant’s most recent fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not Applicable

Item 13.	Exhibits

(a)(1) Code of Ethics- Not Applicable to this Report.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(3) Not Applicable.

(b) Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Hermes Managed Pool Series

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date February 28, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue, Principal Executive Officer

Date February 28, 2022

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date February 28, 2022